As filed with the Securities and Exchange Commission on July 15, 2026

1933 Act File No. [ ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

THE PAYDEN & RYGEL INVESTMENT GROUP

(Exact Name of Registrant as Specified in Charter)

333 South Grand Avenue

40th Floor

Los Angeles, CA 90071

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Registrant’s Area Code and Telephone Number: (213) 625-1900

REZA PISHVA

333 South Grand Avenue

40th Floor

Los Angeles, CA 90071

(Name and Address of Agent for Service) (Number and Street, City, State, Zip Code)

Copy to:

Arthur L. Zwickel, Esq.

Paul Hastings LLP

515 S. Flower St., Los Angeles, California 90071

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Investor Class shares of beneficial interest in the series of the Registrant designated as the Payden Low Duration Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-46973 and 811-06625).

THE PAYDEN & RYGEL INVESTMENT GROUP

Payden Global Low Duration Fund

333 South Grand Avenue

40th Floor

Los Angeles, California 90071

[ ], 2026

Your action is required. Please vote today.

Dear Valued Shareholder:

A Special Meeting of Shareholders (the “Special Meeting”) of the Payden Global Low Duration Fund (the “Target Fund”), a series of The Payden & Rygel Investment Group (the “Trust”), will be held at 10 a.m. Pacific Time on October 15, 2026 at the offices of Payden & Rygel (the “Adviser”), located at 333 South Grand Avenue, 40th Floor, Los Angeles, California 90071. At the Special Meeting, shareholders of the Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Reorganization Plan”), which provides for the reorganization of the Target Fund into the Payden Low Duration Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”), as further described below. The Target Fund and Acquiring Fund are each referred to herein as a “Fund” and together as the “Funds.”

The Acquiring Fund and Target Fund have identical investment objectives and substantially similar principal investment strategies. The Target Fund and Acquiring Fund seek a high level of total return that is consistent with preservation of capital. Each Fund’s investment objective is “fundamental,” which means that it can be changed only with the approval of Fund shareholders. Payden & Rygel serves as each Fund’s investment advisor, and the Funds’ portfolio management teams are substantially the same.

If the Reorganization Plan is approved by the Target Fund’s shareholders, and certain other conditions are fulfilled, the Reorganization is expected to take effect on or about October 23, 2026. At the time of the Reorganization, shareholders of the Target Fund, which offers only Investor Class shares, automatically will become shareholders of the Acquiring Fund by receiving Investor Class shares with the same aggregate value of the Acquiring Fund as the shareholder’s investment in the Target Fund. Shares of the Acquiring Fund would be distributed pro rata by the Target Fund to shareholders in complete liquidation of the Target Fund. No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the exchange of their shares. The Acquiring Fund also offers Adviser Class and SI Class shares, which the Target Fund does not offer, and which are not participating in the Reorganization.

The gross total annual fund operating expense ratio for the Acquiring Fund is lower than that of the Target Fund and is expected to continue to remain lower after the Reorganization. A contractual fee waiver and expense reimbursement agreement (a “fee waiver agreement”) is in effect through February 28, 2027, for both the Target Fund and Acquiring Fund. After the applicable fee waivers, the net total annual fund operating expense ratio of the Investor Class of the Acquiring Fund is lower than the net total annual fund operating expense ratio of the Investor Class of the Target Fund shares and is expected to continue to remain lower after the closing date of the Reorganization. The Adviser may be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement (a) occurs within three years after the waiver/reimbursement and (b) does not cause the total annual fund operating expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement or at the time of the recoupment.

The Adviser has proposed reorganizing the Target Fund into the Acquiring Fund because the Reorganization will consolidate funds of the Trust that are similar investment products and could increase the Funds’ operational efficiency. The Target Fund has not achieved scale and is currently operating at expense levels above its fee waiver and/or expense reimbursement arrangements. The Adviser believes that the Target Fund has limited prospects for future growth, and that it is no longer feasible to operate the Target Fund in a cost-effective manner at its current level of assets.

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The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of the Target Fund that the Target Fund’s shareholders would not have their interests diluted as a result of the Reorganization, and that the Reorganization would benefit the Target Fund and its shareholders for several reasons, including: (a) allowing Target Fund shareholders to continue to pursue their investment objective through the Acquiring Fund, which pursues an identical investment objective and has similar principal investment strategies, principal risks and fundamental investment restrictions as the Target Fund; (b) the Adviser and other service providers of the Target Fund will continue to serve as service providers of the Acquiring Fund, and a similar portfolio management team as the Target Fund will manage the Acquiring Fund; (c) the total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement agreement of the Acquiring Fund is lower than those of the Target Fund; and (d) the increase in assets gained from the Target Fund will provide the Acquiring Fund greater prospects for growth, including the potential for a reduction in operating expenses over time. The Reorganization is contingent on all of the conditions of the Reorganization Plan being satisfied. Therefore, if the conditions of the Reorganization Plan are not satisfied or waived by mutual agreement of the parties thereto, the Reorganization will not occur, even if the Reorganization Plan is approved by shareholders.

The Board unanimously recommends that shareholders of the Target Fund vote in favor of the proposed Reorganization.

You have multiple options available for how to cast your proxy vote:

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card(s), sign and date the card(s) and return it in the enclosed postage-prepaid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

Phone:	Automated Touchtone: The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card(s). You must have the control number found on the reverse side of your proxy card(s).

Representative: To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

While you may attend the Special Meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes.

The attached Combined Proxy Statement and Prospectus contains further information regarding the Reorganization and the Acquiring Fund. Please read it carefully. If you have any questions regarding the Reorganization, please call The Payden & Rygel Investment Group toll-free at 1-800-572-9336.

Sincerely,

Mary Beth Syal

Principal Executive Officer and Chief Operating Officer

The Payden & Rygel Investment Group

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THE PAYDEN & RYGEL INVESTMENT GROUP

Payden Global Low Duration Fund

333 South Grand Avenue

40th Floor

Los Angeles, California 90071

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD OCTOBER 15, 2026

To the Shareholders of the Payden Global Low Duration Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Payden Global Low Duration Fund, a series of The Payden & Rygel Investment Group, is to be to be held at 10 a.m. Pacific Time on October 15, 2026, at the offices of Payden & Rygel (the “Adviser”), located at 333 South Grand Avenue, 40th Floor, Los Angeles, California 90071, to act on the following proposal:

To approve the Agreement and Plan of Reorganization approved by The Payden & Rygel Investment Group’s Board of Trustees, which provides for the reorganization of the Payden Global Low Duration Fund, a series of The Payden & Rygel Investment Group, into the Payden Low Duration Fund, also a series of The Payden & Rygel Investment Group.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the shares of beneficial interest in the Payden Global Low Duration Fund as of the close of business on July 31, 2026 (“Record Date”), are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting or if a quorum is obtained but sufficient votes required to approve the Reorganization Plan are not obtained, the persons named as proxies on the enclosed proxy card may, but are not required to, propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on October 15, 2026 or any adjournment or postponement thereof. This Notice and the attached Combined Proxy Statement and Prospectus (the “Proxy Statement”) are available on the internet at www.proxyvote.com. On this webpage, you will be able to access the Notice, the Proxy Statement, any accompanying materials, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees,

Reza Pishva

Secretary

[ ], 2026

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YOUR VOTE IS IMPORTANT

NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares. Your prompt vote may save the fund the necessity of further solicitations to ensure a quorum at the Special Meeting. Shareholders may cast their vote by mail, via the internet, and by telephone as set forth below:

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card(s), sign and date the card(s) and return it in the enclosed postage-prepaid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

Phone:	Automated Touchtone: the toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card(s). You must have the control number found on the reverse side of your proxy card(s).

Representative: To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

If you have any questions regarding the proposal, the proxy card or need assistance voting your shares, please contact Broadridge Financial Solutions, Inc. (the “Proxy Solicitor”), the Payden Global Low Duration Fund’s proxy solicitor, toll-free at (844) 438-4878. If the Fund does not receive your voting instructions after our original mailing, you may be contacted by us or by the Proxy Solicitor, in either case, to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting in person at the Special Meeting. If you plan on attending the Special Meeting in person you must notify Reza Pishva, at the office of the Adviser, so that provision may be made for you to be cleared by building security for admittance to the meeting.

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This is a brief overview of the reorganization of the Payden Global Low Duration Fund into the Payden Low Duration Fund. We encourage you to read the full text of the enclosed Combined Proxy Statement and Prospectus for more information.

Questions and Answers

Q. What is happening? Why did I receive this document?

A. Based on the recommendation of Payden & Rygel (“Payden” or “Adviser”), the Board of Trustees (“Board”) of The Payden & Rygel Investment Group (“Trust”) has approved the Agreement and Plan of Reorganization (the “Reorganization Plan”), which provides for the reorganization (the “Reorganization”) of the Payden Global Low Duration Fund (the “Target Fund”) into the Payden Low Duration Fund (the “Acquiring Fund”), each a series of the Trust. The Target Fund and Acquiring Fund are each referred to herein as a “Fund” and together as the “Funds.”

You are receiving this document because, as of July 31, 2026, you were a shareholder of the Target Fund. Pursuant to the Reorganization Plan, upon the closing of the Reorganization, your shares of the Target Fund will automatically convert to shares of the Acquiring Fund with an aggregate value equal to the aggregate value of your Target Fund shares as of the close of business on the day the Reorganization is closed, which is currently scheduled to take place on or about October 23, 2026 (“Closing Date”).

The Reorganization Plan requires approval by shareholders of the Target Fund, and if the Reorganization Plan is approved, the Reorganization is expected to close on or about the Closing Date, or such other date as the Board may determine.

The accompanying document is a Proxy Statement for the Target Fund and Prospectus for the Acquiring Fund (“Proxy Statement”). The purposes of the Proxy Statement are to: (1) solicit votes from shareholders of the Target Fund to approve the Reorganization Plan, which is attached to the Proxy Statement as Appendix A, and (2) provide information to Target Fund shareholders regarding the Acquiring Fund. This Proxy Statement contains information the shareholders of the Target Fund should know prior to the Reorganization. You should retain this document for future reference.

Q. What is the purpose of the Reorganization?

A. The Adviser has proposed reorganizing the Target Fund into the Acquiring Fund because the Reorganization will consolidate funds of the Trust that are similar investment products and could increase the Funds’ operational efficiency. The Target Fund has not achieved scale and is currently operating at expense levels above its fee waiver and/or expense reimbursement arrangements. The Adviser believes that the Target Fund has limited prospects for future growth, and that it is no longer feasible to operate the Target Fund in a cost-effective manner at its current level of assets.

The Board of the Trust has determined that the Reorganization is in the best interests of the Target Fund, that the Target Fund’s shareholders would not have their interests diluted as a result of the Reorganization, and that the Reorganization would benefit the Target Fund and its shareholders for several reasons, including: (a) allowing Target Fund shareholders to continue to pursue their investment objective through the Acquiring Fund, which pursues an identical investment objective and has similar principal investment strategies, principal risks and fundamental investment restrictions as the Target Fund; (b) the Adviser and other service providers of the Target Fund will continue to serve as service providers of the Acquiring Fund, and a similar portfolio management team as the Target Fund will manage the Acquiring Fund; (c) the total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement agreement of the Acquiring Fund are lower than those of the Target Fund; and (d) the increase in assets gained from the Target Fund will provide the Acquiring Fund greater prospects for growth, including the potential for a reduction in operating expenses over time.

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Q. How will the Reorganization work?

A. If the Reorganization Plan is approved by the Target Fund’s shareholders, and certain other conditions are fulfilled, the Reorganization is expected to take effect on or about October 23, 2026. At that time, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the Target Fund’s net assets, and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities. The shares of the Acquiring Fund received by the Target Fund will be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be terminated. After the close of business on the Closing Date, shareholders of the Target Fund, which offers only Investor Class shares, automatically will become shareholders of the Acquiring Fund by receiving Investor Class shares with the same aggregate value of the Acquiring Fund that they hold in the Target Fund immediately prior to the Reorganization. The Acquiring Fund also offers Adviser Class and SI Class shares, which the Target Fund does not offer, and which are not participating in the Reorganization.

Please refer to the Proxy Statement for a detailed explanation of the Reorganization Plan.

Q. How will this affect me as a Target Fund shareholder?

A. Shareholders of the Target Fund will become shareholders of the Acquiring Fund. The shares of the Acquiring Fund that you receive will have an aggregate value equal to the aggregate value of the shares you hold in the Target Fund as of the Closing Date. No sales loads, commissions or other transactional fees will be imposed on Target Fund shareholders in connection with the Reorganization. The Target Fund’s procedures for purchasing, redeeming and exchanging shares, valuation procedures and tax information are identical to those of the Acquiring Fund.

Q. After the Reorganization, will I own the same number of shares?

A. The Reorganization will not affect the value of your investment at the time of the Reorganization. The Acquiring Fund shares that you receive will have an aggregate value equal to the aggregate value of the Target Fund shares you held as of the Closing Date. It is likely, however, that the number of shares you own will change because your shares will be exchanged at the NAV per share of the Acquiring Fund, which is likely to be different from the NAV per share of the Target Fund on the Closing Date. The Funds use the same valuation methodology and related pricing services.

Q. How is the Target Fund different from the Acquiring Fund?

A. Although the Acquiring Fund is substantially similar to the Target Fund, there are several differences between the Funds’ strategies and risks. In this regard, the Acquiring Fund invests in securities payable primarily in U.S. dollars, whereas the Target Fund may invest in debt securities payable in U.S. dollars and foreign currencies, although it generally hedges most of its foreign currency exposure to the U.S. dollar.

Under normal market conditions, the Target Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States. In addition, the Target Fund may invest in debt securities of issuers organized or headquartered in emerging market countries and may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers. The Acquiring Fund has no such policies. In addition, while the fundamental and non-fundamental investment restrictions for the Funds are substantially identical, the Target Fund has a fundamental policy relating to its global diversification, whereas the Acquiring Fund does not.

In addition, although the overall credit quality of both Funds will remain investment grade, the Target Fund invests at least 65% of its total assets in investment grade debt securities, but may invest up to 35% of its total assets in debt securities rated below investment grade. Conversely, the Acquiring Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade.

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The differences in the Funds’ investment strategies result in the Funds having slightly different risk profiles, with the Target Fund having Emerging Markets and Equity Securities as principal risks, whereas the Acquiring Fund does not.

The Target Fund does not anticipate any transition in its portfolio investments in advance of the Reorganization, as all such portfolio investments are eligible investments for the Acquiring Fund.

Q. Will the service providers to the Target Fund change following the Reorganization?

A. Payden is each Fund’s investment adviser. The Funds also use the same primary service providers. Each Fund currently retains: (1) Treasury Plus, Inc., a wholly owned subsidiary of Payden, as its administrator; (2) Payden & Rygel Distributors, Inc. as its distributor; (3) The Bank of New York Mellon as custodian; (4) BNY Mellon Investment Servicing, (US) Inc. as transfer agent; (5) Deloitte & Touche LLP as independent registered public accounting firm; and (6) Paul Hastings LLP as legal counsel. The Acquiring Fund will continue to retain its current service providers after the Reorganization.

Q. Do the portfolio managers who manage the Target Fund also manage the Acquiring Fund?

A. The Target Fund and Acquiring Fund have substantially the same portfolio managers; however, Brian Matthews is only a portfolio manager for the Target Fund, whereas Paul Sait-Pasteur is only a portfolio manager for the Acquiring Fund. The portfolio managers for the Acquiring Fund are expected to remain the same after the Reorganization.

Q. Will there be any changes to my fees and expenses as a result of the Reorganization?

A. As reflected in the tables setting forth information regarding comparative expense ratios under “Comparative Fee and Expense Tables” in the Proxy Statement, the Investor Class of the Target Fund has a higher total annual fund operating expense ratio (“Total Expense Ratio”) than that of the Investor Class of the Acquiring Fund. The total annual fund operating expense ratio after fee waivers and/or expense reimbursements (“Net Expense Ratio”) for the Acquiring Fund’s Investor Class shares is lower than the Net Expense Ratio of the Target Fund’s Investor Class shares, accounting for both the ongoing fee waiver and/or expense reimbursement arrangement for the Target Fund, and the fee waiver and/or expense reimbursement arrangement for the Target Fund through February 28, 2027. After giving effect to the Reorganization, it is expected that both the Total Expense Ratio and the Net Expense Ratio for the Investor Class of the Acquiring Fund will continue to be lower than the Total Expense Ratio and Net Expense Ratio of the Investor Class of the Target Fund prior to the Reorganization.

The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Funds and share classes to the extent that Total Annual Fund Operating Expenses exceed a percentage of that class’s average daily net assets (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) through February 28, 2027, as follows:

Investor Class
Target Fund	0.53%
Acquiring Fund	0.43%

Q. Will the Reorganization result in any federal income tax liability for the Target Fund or its shareholders?

A. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Trust expects that neither the Target Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and the Trust expects to receive a tax opinion from Paul Hastings LLP, counsel

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to the Trust, substantially to that effect. Shareholders should consult their own tax advisers about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates only to the federal income tax consequences of the Reorganization.

While the Reorganization is expected to be tax-free for federal income tax purposes, you will recognize a gain for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) in the event that the Target Fund must make a distribution to its shareholders by the Closing Date of all undistributed net income and net capital gains, including net capital gains realized by the Target Fund in connection with certain changes made to align its portfolio with that of the Acquiring Fund prior to the Reorganization. It is also expected that the Acquiring Fund will distribute its recognized gains to its shareholders prior to the Reorganization so that the Target Fund’s shareholders will not receive distributions of such gains after the Reorganization. Please see the Proxy Statement for more information.

Q. Will I need to open an account in the Acquiring Fund prior to the Reorganization?

A. No. An account will be set up in your name and your shares of the Target Fund automatically will be converted to the corresponding class of shares of the Acquiring Fund. You will receive confirmation of this transaction following the Reorganization.

Q. What if I already own shares of the Acquiring Fund?

A. If you already own shares of both the Target Fund and the Acquiring Fund, the Acquiring Fund shares you receive in the Reorganization will be added to your existing account so long as your account in each Fund has the same account number.

Q. Can I still purchase and redeem shares of the Target Fund until the Reorganization?

A. You may continue to purchase shares of the Target Fund only through September 30, 2026. Effective October 1, 2026, the Target Fund will no longer accept purchases or exchanges of shares. You may continue to redeem shares of the Target Fund until the day prior to the Closing Date of the Reorganization. Redemption requests received by the transfer agent on or after the Closing Date will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.

Q. What if I want to exchange my shares into another fund in The Payden & Rygel Investment Group prior to the Reorganization?

A. You may exchange your shares into another fund in The Payden & Rygel Investment Group before the Closing Date of the Reorganization in accordance with your existing exchange privileges. If you choose to exchange your shares of the Target Fund for another fund in The Payden & Rygel Investment Group, including the Acquiring Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account. Exchanges may be subject to minimum investment requirements, sales loads, and redemption fees.

Q. Who is paying the costs of the Reorganization?

A. The Adviser will bear the expenses relating to the Reorganization, whether or not the Reorganization occurs. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, or would prevent the Reorganization from qualifying as a tax-free reorganization.

Q. What will happen if the Reorganization is not approved?

A. If the Target Fund is not reorganized into the Acquiring Fund, the Board may take such further action as it may deem to be in the best interests of the Target Fund and the Acquiring Fund and their shareholders.

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Q. Who do I contact if I have questions about the Reorganization?

A. If you have any questions about the Reorganization, please call the Adviser at 1-800-572-9336.

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PROXY STATEMENT

for

PAYDEN GLOBAL LOW DURATION FUND,

a series of The Payden & Rygel Investment Group

and

PROSPECTUS

for

PAYDEN LOW DURATION FUND,

a series of The Payden & Rygel Investment Group

Dated

[  ], 2026

333 South Grand Avenue

40th Floor

Los Angeles, California 90071

(213) 625-1900

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of The Payden & Rygel Investment Group (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Payden Global Low Duration Fund (the “Target Fund”), a series of the Trust, to be held at 10 a.m. Pacific Time on October 15, 2026 at the offices of the Adviser, located at 333 South Grand Avenue, 40th Floor, Los Angeles, California 90071. The Target Fund is managed by Payden & Rygel (“Payden” or the “Adviser”). At the Special Meeting, shareholders of the Target Fund who are entitled to vote will be asked to approve the following proposal:

To approve the Agreement and Plan of Reorganization approved by The Payden & Rygel Investment Group’s Board of Trustees, which provides for the reorganization of the Payden Global Low Duration Fund, a series of The Payden & Rygel Investment Group, into the Payden Low Duration Fund, also a series of The Payden & Rygel Investment Group.

Those present and the appointed proxies also will transact any other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Payden Low Duration Fund (the “Acquiring Fund”) also is a series of the Trust and is managed by the Adviser. Each of the Acquiring Fund and Target Fund is referred to individually as a “Fund” and collectively the Acquiring Fund and the Target Fund are referred to as the “Funds.” Both Funds are diversified open-end management investment companies registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act” or “Investment Company Act”).

This Proxy Statement sets forth concisely the information you should know before voting on the proposal. You should read it before voting on the proposal and keep it for future reference. Additional information relating to the Acquiring Fund and this Proxy Statement is set forth in the Statement of Additional Information to this Proxy Statement dated [ ], 2026, which is incorporated by reference into this Proxy Statement. Additional information about the Acquiring Fund has been filed with the SEC and is available upon request and without charge by writing to the Acquiring Fund at the address below or by calling 1-800-572-9336. The Target Fund expects that this Proxy Statement will be mailed to shareholders on or about [__], 2026.

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The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated by reference into this Proxy Statement, which means they are part of this Proxy Statement for legal purposes:

1.	The Statement of Additional Information (“SAI”) dated [ ], 2026, relating to this Proxy Statement (File No. [ ]).

2.	The Prospectus and SAI for the Target Fund, dated February 26, 2026, as supplemented (File Nos. 33-46973 and 811-6625).

a.	Supplement to the Prospectus and SAI of the Target Fund, dated July 14, 2026.

3.	The Annual Report to shareholders of the Target Fund, for the fiscal year ended October 31, 2025.

4.	The Semi-Annual Report to shareholders of the Target Fund, for the fiscal period ended April 30, 2026.

The Annual and Semi-Annual Shareholder Reports listed above have previously been provided to shareholders as applicable. For a free copy of these reports or any of the documents listed above, you may call 1-800-572-9336, visit Fund’s internet site at payden.com or write to the Funds at:

Payden Funds

P.O. Box 534496

Pittsburgh, PA 15253-4496

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, the Trust must file certain reports and other information with the SEC. Proxy material, reports, proxy and information statements, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Please note that the shares offered by this Proxy Statement are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Target Fund or Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY OF THE PROPOSED REORGANIZATION

You should read this entire Proxy Statement carefully. The following is a summary of certain information relating to the Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and the attached appendices. For additional information about the Reorganization, you should consult the Reorganization Plan, a copy of the form of which is attached hereto as Appendix A.

Reasons for the Reorganization

The Adviser, the Funds’ investment adviser, has proposed reorganizing the Target Fund into the Acquiring Fund because the Reorganization would consolidate funds of the Trust that are similar investment products and could increase the Funds’ operational efficiency. The Target Fund has not achieved scale and is currently operating at expense levels above its fee waiver and/or expense reimbursement arrangements. The Adviser believes that the Target Fund has limited prospects for future growth, and that it is no longer feasible to operate the Target Fund in a cost-effective manner at its current level of assets.

The Board of the Trust has determined that the Reorganization is in the best interests of the Target Fund, that the Target Fund’s shareholders would not have their interests diluted as a result of the Reorganization, and that the Reorganization would benefit the Target Fund and its shareholders for several reasons, including: (a) allowing Target Fund shareholders to continue to pursue their investment objective through the Acquiring Fund, which pursues an identical investment objective and has similar principal investment strategies, principal risks and fundamental investment restrictions as the Target Fund; (b) the Adviser and other service providers of the Target Fund will continue to serve as service providers of the Acquiring Fund, and a similar portfolio management team as the Target Fund will manage the Acquiring Fund; (c) the total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement agreement of the Acquiring Fund are lower than those of the Target Fund; and (d) the increase in assets gained from the Target Fund will provide the Acquiring Fund greater prospects for growth, including the potential for a reduction in operating expenses over time. At meetings held on March 24, 2026, after careful consideration of a number of factors, the Board voted to approve the Reorganization as being in the best interests of the Target Fund and the Acquiring Fund, and that the Target Fund’s and the Acquiring Fund’s shareholders would not have their respective interests diluted as a result of the Reorganization. See “Board Considerations” below for further information.

The Reorganization

The Reorganization will take effect on or about October 23, 2026 (“Closing Date”).

If the shareholders of the Target Fund approve the Agreement and Plan of Reorganization (the “Reorganization Plan”), the Reorganization Plan provides for:

•

the Target Fund’s transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Acquiring Fund shares having an aggregate net asset value (“NAV”) equal to the Target Fund’s net assets and the Acquiring Fund’s assumption of all the liabilities of the Target Fund;

•	the distribution of those Acquiring Fund shares pro rata to the Target Fund’s shareholders; and

•	the complete termination of the Target Fund.

Approval of the Reorganization Plan by shareholders of the Target Fund will constitute approval of the transfer of the Target Fund’s assets, the assumption of all of its liabilities, the distribution of the Acquiring Fund’s shares, and liquidation of the Target Fund.

The Target Fund and the Acquiring Fund each offer Investor Class shares. The Acquiring Fund also offers Adviser Class and SI Class shares, which the Target Fund does not offer, and which are not participating in the Reorganization. After the close of business on the Closing Date, each shareholder of the Target Fund, which offers only Investor Class shares, will receive Investor Class shares of the Acquiring Fund with the same aggregate value that the shareholder holds in the Target Fund immediately prior to the Reorganization.

The Investor Class shares of the Target Fund has the same purchase, exchange and redemption procedures as the Investor Class shares of the Acquiring Fund. You will not incur any sales loads or similar transaction charges as a result of the Reorganization. After giving effect to the Reorganization, the total annual operating expenses of the Investor Class of the Acquiring Fund are expected to continue to be lower than that of the Investor Class of the Target Fund at the same asset levels. Additionally, after the applicable fee waivers, the net total annual fund operating expense ratio of the Investor Class of the Acquiring Fund is expected to continue to be lower than the net total annual fund operating expense ratio of the Investor Class of the Target Fund shares after the closing date of the Reorganization.

The Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Trust expects that neither the Target Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and the Trust expects to receive a tax opinion from Paul Hastings LLP, counsel to the Trust, substantially to that effect. See “Federal Income Tax Consequences of the Reorganizations” below for further information. Both the Target Fund and the Acquiring Fund may make taxable distributions to their respective shareholders in advance of the Reorganization. Shareholders should consult their own tax advisers about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates only to the federal income tax consequences of the Reorganization.

Considerations Regarding the Reorganization

Please note the following information regarding the Reorganization:

Investment Objectives, Policies, Strategies and Risks of the Funds

•

The Target Fund and the Acquiring Fund pursue identical investment objectives to seek a high level of total return that is consistent with preservation of capital. Each Fund’s investment objectives are “fundamental,” which means that they can be changed only with the approval of the Fund shareholders.

•

The Funds have similar principal investment strategies, although there are a number of differences. Both the Target Fund and Acquiring Fund are managed by the Adviser, and several members of the portfolio management team of the Target Fund are also members of the portfolio management team of the Acquiring Fund. The Funds both invest in a wide variety of debt securities and income-producing securities, including: debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; debt securities, loans and commercial paper issued by U.S. and foreign companies; U.S. and foreign mortgage-related securities; municipal securities, the interest on which may, or may not, be exempt from Federal income tax; and convertible bonds and preferred stock. In addition, both Funds may invest in debt securities of any maturity, but under normal market conditions have a maximum average portfolio maturity of four years.

•

However, the Acquiring Fund invests in securities payable primarily in U.S. dollars, whereas the Target Fund may invest in debt securities payable in U.S. dollars and foreign currencies, although it generally hedges most of its foreign currency exposure to the U.S. dollar. Under normal market conditions, the Target Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States. In addition, the Target Fund may invest in debt securities of issuers organized or headquartered in emerging market countries, and may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers. The Acquiring Fund has no such policies.

•

In addition, although the overall credit quality of both Funds will remain investment grade, the Target Fund invests at least 65% of its total assets in investment grade debt securities, but may invest up to 35% of its total assets in debt securities rated below investment grade. Conversely, the Acquiring Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade.

•

Both Funds may invest in different types of derivatives, such as futures, forwards, swaps and options, for the purposes of hedging currency exposure or to obtain exposure to various market sectors. To gain exposure to various markets consistent with each Fund’s investment strategy, both Funds may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and investment companies of which the Adviser provides investment management services.

•

The differences in the Funds’ investment strategies result in the Funds having slightly different risk profiles, with the Target Fund having Emerging Markets and Equity Securities as principal risks, whereas the Acquiring Fund does not.

•	The Target Fund does not anticipate any transition in its portfolio investments in advance of the Reorganization, as all such portfolio investments are eligible investments for the Acquiring Fund.

•

The fundamental and non-fundamental investment restrictions for the Funds are substantially identical. However, the Target Fund has a fundamental policy regarding global diversification, whereas the Acquiring Fund does not.

Investment Adviser and Other Service Providers

•	Payden is each Fund’s investment manager. See “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Advisers” below for further information.

•

The Funds also use the same primary service providers. Each Fund currently retains: (1) Treasury Plus, Inc. (“Treasury Plus”), a wholly owned subsidiary of Payden, as its administrator; (2) Payden & Rygel Distributors as its distributor; (3) The Bank of New York Mellon (“BNY Mellon”) as custodian; (4) BNY Mellon Investment Servicing, (US) Inc. as transfer agent; (5) Deloitte & Touche LLP as independent registered public accounting firm; and (6) Paul Hastings LLP as legal counsel. The Acquiring Fund will continue to retain its current service providers after the Reorganization.

Shares of the Acquiring Fund

•

Shareholders of the Target Fund will receive shares of the Investor Class, with the same aggregate value, of the Acquiring Fund that the shareholder holds in the Target Fund immediately prior to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. See “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization” and “Additional Information about the Funds” below for more information.

•

The interests of the Funds’ shareholders will not be diluted by the Reorganization because the Reorganization will be effected on the basis of each Fund’s net asset value per share. Each Fund uses the same valuation methodology and related pricing services.

•

The Funds have identical distribution and purchase procedures, exchange rights and redemption procedures, and shares of the Target Fund have the same purchase, exchange, and redemption procedures as the corresponding class of shares of the Acquiring Fund. The Funds’ distribution and purchase procedures, exchange rights and redemption procedures, and the characteristics of the Investor Class shares, are discussed further in Appendix C below.

Fees and Expenses

•

As reflected in the tables setting forth information regarding comparative expense ratios under “Comparative Fee and Expense Tables” below, the Investor Class of the Target Fund has a higher total annual fund operating expense ratio (“Total Expense Ratio”) than that of the Investor Class of the Acquiring Fund.

•

The total annual fund operating expense ratio after fee waivers and/or expense reimbursements (“Net Expense Ratio”) for the Acquiring Fund’s Investor Class shares is lower than the Net Expense Ratio of the Target Fund’s Investor Class shares, accounting for both the ongoing fee waiver and/or expense reimbursement arrangement for the Target Fund, and the fee waiver and/or expense reimbursement arrangement for the Target Fund through February 28, 2027.

•

After giving effect to the Reorganization, it is expected that both the Total Expense Ratio and the Net Expense Ratio for the Investor Class of the Acquiring Fund will continue to be lower than the Total Expense Ratio and Net Expense Ratio of the Investor Class of the Target Fund prior to the Reorganization.

•

At current asset levels, the Target Fund has a higher contractual management fee rate than the Acquiring Fund. The Acquiring Fund’s management fee rate schedule will not change following the Reorganization.

Costs and Tax Consequences of the Reorganization

•

The Adviser will bear the expenses relating to the Reorganization, whether or not the Reorganization occurs. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, or would prevent the Reorganization from qualifying as a tax-free reorganization.

•

The exchange of the Target Fund’s assets solely for the Acquiring Fund’s shares and the latter’s assumption of the Target Fund’s liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1) of the Internal Revenue Code of 1986, as amended. The Trust expects that neither the Target Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.

•

While the Reorganization is expected to be tax-free for federal income tax purposes, you will recognize a gain for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) in the event that the Target Fund must make a distribution to its shareholders by the Closing Date of all undistributed net income and net capital gains, including net capital gains realized by the Target Fund in connection with certain changes made to align its portfolio with that of the Acquiring Fund prior to the Reorganization. It is also expected that the Acquiring Fund will distribute its recognized gains to its shareholders prior to the Reorganization so that the Target Fund’s shareholders will not receive distributions of such gains after the Reorganization.

Alternatives to the Reorganization

•

If the Target Fund is not reorganized into the Acquiring Fund, the Board may take such further action as it may deem to be in the best interests of the Target Fund and the Acquiring Fund and their shareholders.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Investor Class shares of the Target Fund and the Acquiring Fund and the estimated pro forma fees and expenses of the Investor Class shares of the Acquiring Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Expenses for the Investor Class shares of the Funds are based on the operating expenses incurred by such class of shares for the six-month period ended April 30, 2026, as disclosed in the Funds’ most recent Semi-Annual Report. The pro forma fees and expenses of the Acquiring Fund assume that the Reorganization had been in effect for the year ended April 30, 2026.

Fees and Expenses	Payden Global Low Duration Fund Investor Class	Payden Low Duration Fund Investor Class	Payden Low Duration Fund Investor Class (pro forma)
Shareholder Fees (fees paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.28%	0.28%
Other Expenses	0.66%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.96%	0.57%	0.57%
Fee Waiver and/or Expense Reimbursement	(0.26)%[1]	(0.14)%[3]	(0.14)%[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.70%	0.43%	0.43%
One-year Fee Waiver or Expense Reimbursement	(0.17)%[2]	—	—
Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement	0.53%	—	—

1.

The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) will not exceed 0.70%.

2.

The Adviser has contractually agreed to further waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.53%. This agreement has a one-year term ending February 28, 2027; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees. The Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the date of the specific waiver.

3.

The Adviser has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.43%. This agreement has a one-year term ending February 28, 2027; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees. The Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the date of the specific waiver.

Example of Fund Expenses

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	The contractual agreements to limit overall fund expenses remain in place for the term of the agreement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Payden Global Low Duration Fund
Investor Class	$54	$207	$373	$855
Payden Low Duration Fund
Investor Class	$44	$169	$304	$700
Pro forma Payden Low Duration Fund (After Reorganization)
Investor Class	$44	$169	$304	$700

Fund Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year ended October 31, 2025, the Target Fund’s portfolio turnover rate was 67% of the average value of its portfolio, and during the fiscal period ended April 30, 2026, the Target Fund’s portfolio turnover rate was 37% of the average value of its portfolio. During the most recent fiscal year ended October 31, 2025, the Acquiring Fund’s portfolio turnover rate was 74% of the average value of its portfolio, and during the fiscal period ended April 30, 2026, the Acquiring Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers

The Target Fund and the Acquiring Fund have identical investment objectives and substantially similar principal investment strategies. Each Fund’s investment objective is to seek a high level of total return that is consistent with preservation of capital. Because any investment involves risk, there can be no assurance that either Fund’s investment objective will be achieved. The Funds’ investment objectives are “fundamental,” which means that they can be changed only with the approval of the Fund shareholders.

Both the Target Fund and Acquiring Fund are managed by the Adviser, and several members of the portfolio management team of the Target Fund are also members of the portfolio management team of the Acquiring Fund. The Funds have similar principal investment strategies, although there are a number of differences. The Funds both invest in a wide variety of debt securities and income-producing securities, including: debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; debt securities, loans and commercial paper issued by U.S. and foreign companies; U.S. and foreign mortgage-related securities; municipal securities, the interest on which may, or may not, be exempt from Federal income tax; and convertible bonds and preferred stock. In addition, both Funds may invest in debt securities of any maturity, but under normal market conditions have a maximum average portfolio maturity of four years. However, the Acquiring Fund invests in securities payable primarily in U.S. dollars, whereas the Target Fund may invest in debt securities payable in U.S. dollars and foreign currencies, although it generally hedges most of its foreign currency exposure to the U.S. dollar. Under normal market conditions, the Target Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States. In addition, the Target Fund may invest in debt securities of issuers organized or headquartered in emerging market countries, and may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers. The Acquiring Fund has no such policies.

In addition, although the overall credit quality of both Funds will remain investment grade, the Target Fund invests at least 65% of its total assets in investment grade debt securities, but may invest up to 35% of its total assets in debt securities rated below investment grade. Conversely, the Acquiring Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade.

Both Funds may invest in different types of derivatives, such as futures, forwards, swaps and options, for the purposes of hedging currency exposure or to obtain exposure to various market sectors. To gain exposure to various markets consistent with each Fund’s investment strategy, both Funds may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and investment companies of which the Adviser provides investment management services.

The Target Fund does not anticipate any transition in its portfolio investments in advance of the Reorganization, as all such portfolio investments are eligible investments for the Acquiring Fund.

Additional information regarding the investment objective and principal investment strategies of each Fund is set forth below. Additional information about the Acquiring Fund’s investments is included in Appendix C.

Target Fund	Acquiring Fund
Payden Global Low Duration Fund	Payden Low Duration Fund

Investment Objective

The investment objective of the Payden Global Low Duration Fund is to seek a high level of total return that is consistent with preservation of capital.	Same.

The Payden Global Low Duration Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.	Same.

Principal Investment Strategies

•

The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations, credit risk transfer securities and commercial mortgage-backed obligations, and U.S. and foreign asset-backed debt securities, including collateralized loan obligations; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.

•

The Fund invests at least 65% of its total assets in investment grade debt securities. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade. The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

•

The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations, credit risk transfer securities and commercial mortgage-backed obligations, and U.S. and foreign asset-backed debt securities, including collateralized loan obligations; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.

•

The Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade. The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

•

Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States. The Fund may invest in debt securities of issuers organized or headquartered in emerging market countries.

•

The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.

•

The Fund invests in debt securities of any maturity. Maturity is the date when each bond or other debt security pays back its principal. Under normal market conditions, the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years. In calculating the Fund’s average portfolio maturity, the Fund uses a security’s stated maturity, or if applicable, an earlier date based on the Adviser’s belief that the security may be subject, for example, to a call, a put, a refunding, a prepayment, a redemption provision, an adjustable coupon rate, or the like, that will cause the security to be repaid earlier.

•

The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

•

The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

  To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

•

The Fund invests in debt securities of any maturity, although under normal market conditions the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years. In calculating the Fund’s average portfolio maturity, the Fund uses a security’s stated maturity, or if applicable, an earlier date based on the Adviser’s belief that the security may be subject, for example, to a call, a put, a refunding, a prepayment, a redemption provision, an adjustable coupon rate, or the like, that will cause the security to be repaid earlier.

•

To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

•

The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

Temporary Defensive Strategy

During times when Payden believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds, or may use futures to hedge the entire portfolio. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.	Same.

Investment Adviser

Payden & Rygel	Same.

Portfolio Managers

The following investment professionals, who have been employed by Payden & Rygel for the time indicated, are portfolio managers for the Fund, and they, together with a broader investment management team, manage the Fund:

•

Adam Congdon, Director (12 years)

•

Nigel Jenkins, Managing Director (20 years)

•

Kerry Rapanot, Managing Director (24 years)

•

Paul Saint-Pasteur, Director (17 Years)

•

Mary Beth Syal, Managing Director (35 years)

The following investment professionals, who have been employed by Payden & Rygel for the time indicated, are portfolio managers for the Fund, and they, together with a broader investment management team, manage the Fund:

•

Adam Congdon, Director (12 years)

•

Nigel Jenkins, Managing Director (20 years)

•

Brian Matthews, Managing Director (40 years)

•

Kerry Rapanot, Managing Director (24 years)

•

Mary Beth Syal, Managing Director (35 years)

Comparison of Principal Risk Factors

The principal risks associated with investments in the Target Fund and the Acquiring Fund are described in the following tables. Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in a Fund. The risks in the tables below could also affect the value of your investment in a Fund.

The differences in the Funds’ investment strategies result in the Funds having slightly different risk profiles, with the Target Fund having Emerging Markets and Equity Securities as principal risks, whereas the Acquiring Fund does not. The principal risks of investing in the Funds are set forth below. Additional information regarding the Funds’ principal risks is set forth in Appendix C.

Interest Rates	As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Credit Risk	Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.

Market Events Risk	The value of the Fund’s securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), governmental actions or intervention, threat of a U.S. government shutdown, a downgrade of the ratings of U.S. government debt obligations, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes, political and social unrest, or other factors, recessions, armed conflict, investor sentiment, and the global and domestic effects of natural disasters and pandemics. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. In response to high inflation, the U.S. Federal Reserve increased interest rates in an attempt to slow economic growth, and it may continue to raise interest rates in the future. This and other changes in monetary and fiscal policy may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, labor disputes, public health events, terrorism, natural disasters, war, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Liquidity Risk	Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers may have less willingness to make markets for fixed income securities. Certain dealers may also reduce their inventories of certain securities in response to federal banking regulations, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.

Below Investment Grade Credit	Below investment grade securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

Mortgage -Backed/Asset -Backed Securities	Investing in mortgage-backed and asset-backed securities poses additional risks, principally driven by changes in interest rates. When interest rates increase the market values of mortgage-backed securities decline. At the same time, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of increasing interest rates on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, many mortgage-backed securities may be prepaid prior to maturity and when interest rates decline, while the value of such securities may increase, the rate of prepayment also tends to increase, which shortens the effective duration of the securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations, or that the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Foreign Investments	Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as adverse geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value, volatility and liquidity of these securities.

Derivatives	The use of derivatives can lead to losses due to: (1) adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative; (2) failure of a counterparty; or (3) tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s sensitivity to market events and to the underlying instrument. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Investment Company and Exchange -Traded Fund Risk	Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.

Affiliated Fund Risk	When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.

Redemption Risk	The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs.

Management Risk	The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.

Cybersecurity Risk	Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Emerging Markets (Target Fund Risk Only)	The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Equity Securities (Target Fund Risk Only)	Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.

Please note that there are other factors that could adversely affect your investment and that could prevent a Fund from achieving its investment objective. More information about risks appears in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement. Before investing, you should carefully consider the risks that you will assume.

Comparison of Investment Restrictions and Limitations

The fundamental and non-fundamental investment restrictions for the Funds are substantially identical. However, the Target Fund has a fundamental investment restriction with respect to global diversification, which the Acquiring Fund does not. A fundamental investment policy of a Fund may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholder meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The investment restrictions and limitations in the below table do not include restrictions that are only applicable to other series of the Trust that are not involved in the Reorganization. Each investment restriction and limitation for a Fund may be found in its SAI.

Investment Restriction	Payden Global Low Duration Fund	Payden Low Duration Fund

Fundamental Investment Restrictions

Global Diversification.	Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers located in at least three countries (one of which may be the United States).	The Acquiring Fund does not have any such policy.

Borrowing.	No Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).	Same.

Commodities.	No Fund may purchase or sell commodities or commodity contracts, except that (i) each Payden Fund may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Payden Fund may enter into forward foreign currency exchange contracts (the Payden Funds do not consider such contracts to be commodities), (iii) each Payden Fund may invest in instruments which have the characteristics of both futures contracts and securities and (iv) each Payden Fund may engage in swap agreements and options on swap agreements (the Payden Funds do not consider swap agreements and options on swap agreements to be commodities).	Same.

Industry Diversification.	No Fund shall purchase any security which would cause 25% or more of its total assets at the time of purchase to be invested in the securities of any one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to U.S. Government obligations and repurchase obligations secured by such obligations, (ii) wholly owned finance companies are considered to be in the industries of their parents, (iii) Standard and Poor’s Depository Receipts (“SPDRs”) and other similar derivative instruments are divided according to the industries of their underlying common stocks, and (iv) utilities are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). Each foreign government and supranational organization is considered to be an industry.	Same.

Assets Invested In Any Issuer.	No Fund may purchase a security if, as a result, with respect to 50% of the Fund’s total assets, more than 5% of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).	Same.

Diversification.	Each Fund is classified as a “diversified” fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies.	Same.

Share Ownership of Any Issuer.	No Fund may purchase a security if, as a result, with respect to 50% of the Fund’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).	Same.

Loans.	No Fund may make loans, except that (i) each Payden Fund may purchase money market securities and enter into repurchase agreements, (ii) each Payden Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Payden Fund may lend portfolio securities in an amount not to exceed 33% of its total assets (with the value of all loan collateral being “marked-to-market” daily at no less than 100% of the loan amount).	Same.

Real Estate.	No Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.	Same.

Senior Securities.	No Fund may issue “senior securities” (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the “SEC”).	Same.

Underwriting.	No Fund may underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.	Same.

Margin.	No Fund may purchase securities on margin, except that (i) each Payden Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Payden Fund may make margin deposits in connection with futures contracts and options on futures contracts.	Same.

Mortgaging	No Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by the Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund’s total assets valued at market at the time of the borrowing.	Same.

Short Sales.	No Fund may effect short sales of securities.	Same.

Non-Fundamental Investment Restrictions

Control of Portfolio Companies.	No Fund may not invest in companies for the purpose of exercising management or control.	Same.

Illiquid Securities.	No Fund may purchase a security if, as a result of such purchase, more than 15% of the Fund’s net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid. Payden will take steps to keep the amount of illiquid securities, securities with daily liquidity and securities with weekly liquidity within the prescribed limitations.	Same.

Investment Companies.	No Fund may purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and the rules and regulations thereunder.	Same.

Oil and Gas Programs.	No Fund may purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.	Same.

Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

Comparative Performance Information

After the Reorganization, the Acquiring Fund will be the accounting survivor. This means that the Acquiring Fund will retain its historical investment performance and returns.

Target Fund: Payden Global Low Duration Fund

The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg Global Aggregate Index, as well as an additional market index with characteristics that are similar to those of the Fund, the ICE BofA 1-3 Year U.S. Corporate & Government Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Year by Year Total Returns as of December 31, 2025

During the ten-year period, the Fund’s best quarter was 2ndQ 2020 (4.24%), and the worst quarter was 1stQ 2020 (–3.01%).

The calendar year-to-date total return as of June 30, 2026 was 0.88%.

Payden Global Low Duration Fund – Average Annual Returns Through 12/31/25

Share Class	1 Year	5 Years	10 Years
Investor Class – Before Taxes	5.72%	2.59%	2.50%
After Taxes on Distributions	3.74%	1.22%	1.44%
After Taxes on Distributions and Sale of Fund Shares	3.36%	1.22%	1.44%

Index*	1 Year	5 Years	10 Years
Bloomberg Global Aggregate Index	8.17%	-2.14%	1.26%
ICE BofA 1-3 Year U.S. Corporate & Government Index	5.32%	1.97%	2.10%

*	The returns of the indices are before any deduction for taxes, fees or expenses.

Acquiring Fund: Payden Low Duration Fund

The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, as well as an additional market index with characteristics that are similar to those of the Fund, the ICE BofA 1-3 Year U.S. Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Year by Year Total Returns as of December 31, 2025

During the ten-year period, the Fund’s best quarter was 2ndQ 2020 (3.91%), and the worst quarter was 1stQ 2022 (–2.25%).

The calendar year-to-date total return as of June 30, 2026 was 0.79%.

Payden Low Duration Fund – Average Annual Returns Through 12/31/25

Share Class	1 Year	5 Years	10 Years
Investor Class – Before Taxes	5.71%	2.51%	2.44%
After Taxes on Distributions	3.86%	1.27%	1.42%
After Taxes on Distributions and Sale of Fund Shares	3.35%	1.27%	1.42%

Index*	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.84%

*	The returns of the indices are before any deduction for taxes, fees or expenses.

Capitalization

The following table shows the capitalization of the Target Fund and the Acquiring Fund as of June 30, 2026 and of the Acquiring Fund on a pro forma combined basis as of that date, after giving effect to the Reorganization. The table is for informational purposes only. The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Payden Global Low Duration Fund – Investor Class	$36,031,465.87	$9.61	3,750,168.93
Payden Low Duration Fund – Investor Class	$399,323,838.36	$9.75	40,972,497.11
Adjustments	—	—	—
Pro forma Payden Low Duration Fund – Investor Class (After Reorganization)	$435,355,304.23	$9.75	44,668,032.08

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Reorganization Plan

The terms and conditions under which the Reorganization will be completed are contained in the Reorganization Plan. The following summary thereof is qualified in its entirety by reference to the Reorganization Plan, a copy of the form of which is attached to this Proxy Statement as Appendix A.

The Reorganization Plan provides for the Reorganization to occur on such date as the Acquiring Fund and the Target Fund may agree. The Reorganization Plan provides that, in the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund at the close of business (or other time determined by the Trust) on the Closing Date. In exchange for that transfer of assets, the Acquiring Fund will simultaneously (1) issue the number of full and fractional Investor Class shares of the Acquiring Fund equal in aggregate value to the Target Fund’s aggregate NAV (i.e., the value of the transferred assets less the amount of the Target Fund’s liabilities) attributable to the Investor Class shares of the Target Fund on the Closing Date and (2) assume all of the liabilities of the Target Fund. Immediately thereafter, the Target Fund will distribute the Investor Class shares of the Acquiring Fund to the Target Fund’s shareholders as of the close of business on the Closing Date, by the Trust’s transfer agent establishing accounts on the Acquiring Fund’s share records in the names of those shareholders (except shareholders in whose names accounts thereon already exist) and crediting each shareholder’s newly opened (or pre-existing) account with the respective pro rata number of full and fractional Investor Class shares of the Acquiring Fund due the shareholder, in complete liquidation (for federal tax purposes) of the Target Fund. As a result, immediately after the Reorganization, those shareholders of the Target Fund’s Investor Class shares will own Investor Class shares of the Acquiring Fund having an aggregate value equal to the aggregate value of his or her Target Fund shares held immediately prior to the Reorganization. No sales charges will be imposed in connection with the receipt of Acquiring Fund shares by shareholders of a Target Fund. Shares will be held in book entry form only. Paper certificates will not be issued. After such distribution, the Trust will take all necessary steps to effect a complete dissolution of the Target Fund (which will be treated as a complete liquidation thereof for federal tax purposes, within the meaning of applicable regulations).

Until the day prior to the Closing Date, shareholders of the Target Fund will continue to be able to redeem their Target Fund shares at the NAV per share next determined after the receipt by the transfer agent of a redemption request in prior form. Redemption requests received by the transfer agent on or after the Closing Date will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding Investor Class shares of the Target Fund will be canceled on the Target Fund’s shareholder records, which will be permanently closed. If the Reorganization is consummated, Target Fund shareholders will be free to redeem the Investor Class shares of the Acquiring Fund that they receive in the Reorganization at their then-current NAV. Shareholders of the Target Fund may wish to consult their tax advisers as to any different consequences of redeeming their Target Fund shares prior to the Reorganization or exchanging such shares for shares of the Acquiring Fund in the Reorganization.

The Reorganization Plan may be terminated or delayed and may be abandoned or postponed by the Board at any time before the Closing Date, if circumstances develop that, in the Board’s judgment, make proceeding with the Reorganization inadvisable for either Fund. The completion of the Reorganization is subject to a number of conditions, including the receipt of a legal opinion from counsel to the Trust with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganization,” below). In addition, the Reorganization Plan requires that the Target Fund will have distributed by the Closing Date substantially all of its taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for all federal income tax periods through the Closing Date so that the Target Fund will have not federal income or excise tax liability at the time of its Reorganization. In the event that the Target Fund must make a distribution to its shareholders by the Closing Date of all undistributed net income and net capital gains, including net capital gains realized by the Target Fund, if any, in connection with certain changes made to its portfolio in advance of the Reorganization, such distribution will be taxable to shareholders as ordinary income and/or long-term capital gain depending on the Target Fund’s holding period for such assets, unless shareholders hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date of the Reorganization is expected to be on or about October 23, 2026, or another date determined by the Trust.

The Target Fund and/or its shareholders will not incur any direct expenses in connection with the Reorganization. The Adviser shall bear the expenses relating to the Reorganization, including: (i) all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares; (ii) all fees and expenses related to preparing, printing and mailing the prospectus/proxy statement on Form N-14 and other communications to Target Fund shareholders; (iii) proxy solicitation, inspection and tabulation costs and other expenses associated with conducting the special shareholder meeting; and (iv) all of the other expenses of the transactions contemplated by this Agreement, including without limitation, accounting, legal and custodial expenses. In the event the Reorganization does not occur, the Adviser shall nonetheless bear all such expenses. For the avoidance of doubt, the Target Fund and the Acquiring Fund will each bear their respective brokerage or other transaction costs, if any, associated with the sale or purchase of portfolio securities in connection with the reorganization contemplated hereby.

The Reorganization Plan may be amended by the Board at any time and in any manner.

Description of the Securities to Be Issued

In accordance with the procedures provided for in the Reorganization Plan, the shareholders of the Target Fund, which offers only Investor Class shares, will receive Investor Class shares of the Acquiring Fund with the same aggregate value of the Acquiring Fund that the shareholder holds in the Target Fund immediately prior to the Reorganization. Shares will be held in book entry form only; paper certificates will not be issued. No sales charges will be imposed in connection with the receipt of Acquiring Fund’s shares by shareholders of the Target Fund pursuant to the Reorganization.

The Funds have identical distribution and purchase procedures, exchange rights and redemption procedures, and the Investor Class shares of the Target Fund have the same distribution and purchase, exchange and redemption procedures as the Investor Class shares of the Acquiring Fund. The Investor Class shares of the Acquiring Fund are available to eligible investors who meet the minimum initial investment, which is $100,000 except for shareholders investing through an Automatic Exchange. The minimum initial investment for the Acquiring Fund is higher than that of the Target Fund, but these eligibility requirements will be waived for shareholders of the Target Fund. The minimum amount of any additional investment is $250. Neither Fund’s Investor Class shares pay a distribution and service fee pursuant to Rule 12b-1. Additional information about the shares is included in Appendix C.

Board Considerations

In considering and approving the Reorganization, the Board discussed Adviser’s views as to the future of the Target Fund, the current challenges faced by the Fund and the advantages of reorganizing it into the Acquiring Fund. The Board considered Adviser’s recommendation to approve the Reorganization at a meeting held on March 24, 2026. Prior to approving the Reorganization, the Board reviewed substantial information and other materials provided prior to and during the meetings and at other meetings throughout the past year. Among other things, the Board reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Plan, including that the Reorganization be consummated on a tax-free basis.

In considering the Reorganization, the Board also took into account a number of factors. Some of the more prominent considerations are discussed further below. The Board considered the following matters, among others and in no order of priority:

•	The fact that the primary investment objective of the Target Fund is identical to the investment objective of the Acquiring Fund;

•

The fact that the principal investment strategies of the Target Fund are similar to those of the Acquiring Fund. The Board considered the principal differences in investment strategies between the Acquiring Fund and the Target Fund, in particular with respect to the Target Fund’s ability to invest in debt securities payable in foreign currencies, although it generally hedges most of its foreign currency exposure to the U.S. dollar. Whereas the Acquiring fund invests in securities payable primarily in U.S. dollars. Additionally, the Target Fund invests at least 65% of its total assets in investment grade debt securities, but may invest up to 35% of its total assets in debt securities rated below investment grade. Conversely, the Acquiring Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade. The differences in the Funds’ principal investment strategies result in the Funds having slightly different risk profiles, with the Target Fund having Emerging Markets and Equity Securities as principal risks, whereas the Acquiring Fund does not;

•	The fact that the Acquiring Fund has the same investment adviser as the Target Fund and the Board will continue to oversee the Acquiring Fund;

•	The possibility that consolidation of Funds that are similar investment products, could result in operational efficiencies in the Adviser’s management of the Trust;

•

The fact that total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement agreement of the Acquiring Fund are lower than those of the Target Fund;

•	The fact that it is expected that the Acquiring Fund will acquire the Target Fund’s securities, and no repositioning of the Target Fund is anticipated;

•

The relative performance histories of each Fund over different time periods compared with each other. While not predictive of future results, the Board of Trustees also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group;

•

The fact that following the Reorganization, the Adviser and the other service providers of the Target Fund will continue to serve as service providers of the Acquiring Fund, and a similar portfolio management team that manages the Target Fund will continue to manage the Acquiring Fund;

•	The Reorganization, as contemplated by the Reorganization Plan, will be a tax-free reorganization;

•	The costs of the Reorganization, as set forth in the Reorganization Plan, will be borne by the Adviser;

•	The interests of the current shareholders of the Target Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

•	The Target Fund shareholders will receive Acquiring Fund shares with the same aggregate net asset value as their Target Fund shares; and

•

Shareholders who do not want to participate in the Reorganization will be able to redeem their shares of the Target Fund before the closing of the Reorganization without the imposition of any redemption fee.

After consideration of all of these matters, the Board, including all of the Independent Trustees, concluded that the Reorganization of the Target Fund into the Acquiring Fund would be in the best interests of the Target Fund and its shareholders, and that the Target Fund’s shareholders would not have their interests diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Tax Consequences of the Reorganization

The exchange of the Target Fund’s assets solely for the corresponding Acquiring Fund’s shares and the latter’s assumption of the Target Fund’s liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to consummation of the Reorganizations, each Fund will receive an opinion from Paul Hastings LLP, the Trust’s counsel (“Opinion”), substantially to the effect that – based on the facts and assumptions stated therein and conditioned on the representations and warranties made in the Reorganization Plan and in separate letters, if requested, addressed to the Trust’s counsel being true and complete immediately after the close of business on the Closing Date (“Effective Time”) and consummation of the Reorganization in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Acquiring Fund’s counsel has not approved) – for federal income tax purposes:

(a)

The Acquiring Fund’s acquisition of the Target Fund’s assets in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities, followed by the Target Fund’s distribution of those shares pro rata to the Shareholders in exchange for their Target Shares and in complete liquidation of the Target Fund, will qualify as a “reorganization” (as defined in section 368(a)(1) of the Code), and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b)

The Target Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund’s shares and its assumption of the Target Fund’s liabilities or on the subsequent distribution of those shares to the Target Fund’s shareholders in exchange for their Target Fund shares;

(c)	The Acquiring Fund will recognize no gain or loss on its receipt of the Target Fund’s assets in exchange solely for the Acquiring Fund’s shares and its assumption of the Target Fund’s liabilities;

(d)

The Acquiring Fund’s basis in each asset it receives from the Target Fund will be the same as the Target Fund’s basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefor (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period);

(e)	A Target Fund shareholder will recognize no gain or loss on the exchange of all its Target Fund shares solely for the Acquiring Fund’s shares pursuant to the Reorganization; and

(f)

A Target Fund shareholder’s aggregate basis in the corresponding Acquiring Fund’s shares it receives in the proposed Reorganization will be the same as the aggregate basis in its Target Fund shares it surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Target Fund shares, provided the shareholder holds such Target Fund shares as capital assets at the Effective Time.

Notwithstanding clauses (b) and (d), the Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof under a mark-to-market system of accounting) or with respect to other customary assumptions and carve-outs.

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Reorganization. “Pre-acquisition losses” of either the Target Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become subject to limitations on their use to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of the Target Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Target Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Reorganization other than Target Fund built-in gains (as set forth above) to the extent allowable under various loss limitation rules in the Code, potentially resulting in a tax benefit to the Target Fund shareholders.

While the Reorganization is expected to be tax-free for federal income tax purposes, shareholders will receive income and recognize gains for federal income tax purposes (except in the case of tax-advantaged shareholders, such as 401(k) plans or individual retirement accounts) in the event that the Target Fund must make a distribution to its shareholders by the Closing Date of all undistributed net income and net capital gains, including net capital gains realized by the Target Fund in connection with changes made to align its portfolio with that of the Acquiring Fund prior to the Reorganization. It is also expected that the Acquiring Fund will distribute its recognized gains to its shareholders prior to the Reorganization so that the Target Fund’s shareholders will not receive distributions of such gains after the Reorganization.

Form of Organization and Rights of Shareholders of the Funds

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. The Trust’s operations are governed by its Master Trust Agreement, Amended and Restated By-Laws and applicable Massachusetts law, as well as the provisions of the 1940 Act and the rules and regulations thereunder. The Target Fund and the Acquiring Fund are separate series of the Trust. The Master Trust Agreement authorizes the Board to issue shares in different series and classes. In addition, the Master Trust Agreement authorizes the Board to name the rights and preferences as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and voting rights. The Trust may issue an unlimited number of authorized shares of beneficial interest. The Master Trust Agreement provides that the Board may sell, convey, merge and transfer the assets of a series of the Trust to another series of the Trust in exchange for shares of the other series or any class thereof, provided that the terms of such transfer have been approved at a meeting called for that purpose by the affirmative vote of the holders of a majority of the outstanding voting securities of the series that is being merged.

The chart below describes some of your rights as either a Target Fund or Acquiring Fund shareholder, which are the same for each Fund.

Category	Target Fund and Acquiring Fund

Par Value	All shares have $0.001 par value per shar.

Preemptive Rights	None.

Preference	None.

Appraisal Rights	None.

Conversion Rights	Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of shares of any series or class thereof shall have the right to convert said shares into shares of one or more other series or class thereof in accordance with such requirements and procedures as may be established by the Trustees.

Exchange Rights (not including the right to exchange among Funds, as applicable)	None.

Shareholders Rights	Shares shall be deemed to be personal property giving only the rights provided in the Master Trust Agreement. Every shareholder by virtue of having become a shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party to the Master Trust Agreement. The death of a shareholder shall not operate to terminate the Trust or any series thereof nor entitle the representative of any deceased shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under the Trust. Ownership of shares shall not entitle the shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders partners.

Personal Liability of Shareholders	Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any shareholder, nor except as specifically provided herein to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Annual Meetings	No annual or regular meeting of shareholders is required.

Right to Call Meetings of Shareholders	The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee of the Trust when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding. If the Trustees shall fail to do so within 30 days, then shareholders holding at least 10% of the shares then outstanding may call and give notice of such meeting.

Notice of Meetings	Written notice shall be given at least 7 days before such meeting.

Record Date for Meetings	Trustees may fix a date and time not more than 90 days prior to the date of any meeting of shareholders.

Election of Trustees	Requires plurality.

Adjournment of Meetings	Any number of shareholders shall be sufficient for adjournments.

Removal of Trustees by Shareholders	Any Trustee may be removed with or without cause at any time by vote of shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust’s custodian.

Shareholder Derivative Lawsuits	Shareholders shall have the power to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series thereof or the shareholders.

Board of Trustees. The Trust Board has six trustees, one of whom is deemed an “interested person” (as defined in the 1940 Act) of the Trust. For more information, refer to the Statement of Additional Information to this Proxy Statement, which is incorporated by reference into this Proxy Statement.

Share Classes. The Target Fund offers only Investor Class shares, whereas the Acquiring Fund offers Investor Class, SI Class, and Adviser Class shares. If the Reorganization is consummated, shareholders of the Investor Class of the Target Fund will receive Investor Class shares of the Acquiring Fund that they hold in the Target Fund immediately prior to the Reorganization. The Trust Board has reserved the right to create and issue additional share classes of the Acquiring Fund following the Reorganization. Each share of a series or class represents an equal proportionate interest in that series or share class with each other share of that series or class. Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular series or share class, such as the approval of a distribution plan for a particular class.

Purchase and Sale of Fund Shares

For the Acquiring Fund the minimum initial and additional investment amounts for each type of account are as follows:

Account Type	Initial Investment	Additional Investment
Regular	$100,000	$250
Tax-Sheltered	$100,000	$250
Electronic Investment
Set schedule	$100,000	$250
No set schedule	$100,000	$250
Automatic Exchanges	NA	$250

You may redeem shares by contacting a Fund in writing, at Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496, by calling 1-800-572-9336, via the Fund’s internet site at payden.com, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s internet site for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Primary Service Providers

The Adviser

Payden serves as the Adviser of the Funds pursuant to an Investment Advisory Agreement. The Adviser, located at 333 South Grand Avenue, Los Angeles, California 900071, is an investment counseling firm founded in 1983, and has approximately $167 billion of assets under management as of February 28, 2026.

Investment Policy Committee. Payden’s Investment Policy Committee is responsible for defining the broad investment parameters of the Funds, including, for example, the types of strategies to be employed and the range of securities acceptable for investment by the Funds. The Committee is comprised of Kristin Ceva, Jeffrey Cleveland, Timothy Crawmer, Alfred Giles III, Nigel Jenkins, Brian Matthews, Joan Payden, Laura Lake, Mary Beth Syal, Natalie Trevithick, and James Wong.

Kristin Ceva is a Managing Director who joined Payden in 1998 and has 37 years’ experience in the investment management business. Jeffrey Cleveland is a Managing Director who joined Payden in 2006 and has 22 years’ experience in the investment management business. Timothy Crawmer is a Director who joined Payden in 2017 and has 27 years’ experience in the investment management business. Alfred Giles III is a Managing Director who joined Payden in 2013 and has 25 years’ experience in the investment management business. Nigel Jenkins is a Managing Director who joined Payden in 2006 and has 37 years’ experience in the investment management business. Brian Matthews is a Managing Director who joined Payden in 1986 and has 43 years’ experience in the investment management business. Joan Payden is the President, CEO and founder of Payden. She has over 50 years’ experience in the investment management business. Laura Lake is a Managing Director who joined Payden in 2021 and has 28 years’ experience in the investment management business. Mary Beth Syal is a Managing Director who joined Payden in 1991 and has 41 years’ experience in the investment management business. Natalie Trevithick is a Managing Director who joined Payden in 2012 and has 29 years’ experience in the investment management business. James Wong is a Managing Director who joined Payden in 1995 and has 34 years’ experience in the investment management business.

Fund Management. Payden typically follows a team approach in the management of the Funds, in which different teams of Payden personnel are responsible for the day-to-day management of the Funds within the broad investment parameters established by the Investment Policy Committee. Each team meets regularly to review portfolio holdings and discuss purchase and sales activity of all accounts in the strategy, including a particular Fund or group of Funds. The portfolio managers, who are generally team leaders or senior investment personnel on the team, are supported by other members of the team. These include research analysts and other investment professionals who provide research support, make securities recommendations and generally support the portfolio managers in all activities. Members of a team may change from time to time, and the team leaders and senior investment personnel who are identified as the portfolio manager or managers for a Fund may also change from time to time.

The Portfolio Managers listed below for each of the Funds, all of whom are investment professional employed by Payden for the time indicated, in each case manage the Fund together with a broader investment management team.

Target Fund

Portfolio Managers	Years Employed by Investment Advisor
Adam Congdon, Director	12 years
Nigel Jenkins, Managing Director	20 years
Kerry Rapanot, Managing Director	24 years
Paul Saint-Pasteur, Director	17 years
Mary Beth Syal, Managing Director	35 years

Acquiring Fund

Portfolio Managers	Years Employed by Investment Advisor
Adam Congdon, Director	12 years
Nigel Jenkins, Managing Director	20 years
Brian Matthews, Managing Director	40 years
Kerry Rapanot, Managing Director	24 years
Mary Beth Syal, Managing Director	35 years

Additional information regarding the services provided by the Adviser is included in Appendix C. With respect to the portfolio managers listed, the Statement of Additional Information under the section entitled “Portfolio Managers” provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the ownership by the portfolio managers of shares in the Funds.

As reflected under the “Comparative Fee and Expense Tables” section above, Payden has contractually agreed that, for so long as it acts as investment adviser to the Target Fund, the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) of the Target Fund will not exceed the percentage indicated of the Target Fund’s average daily net assets on an annualized basis. In addition, as indicated under the “Comparative Fee and Expense Tables” section above, Payden has also contractually agreed to temporarily limit the Target Fund’s and Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to 0.53% of the Target Fund’s average daily net assets, and 0.43% of the Acquiring Fund’s average daily net assets, on an annualized basis. This Agreement has a one-year term ending February 28, 2027; it may be renewed and may be amended by approval of a majority of the Board of Trustees of the Trust. Each Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the end of the date of the specific waiver. However, for any Fund in any given year, the level of reimbursement cannot cause the Fund’s annual expense ratio to exceed the contractual expense limits discussed above.

For the fiscal year ended October 31, 2025, Payden earned a fee, as a percentage of a Fund’s average net assets, net of expense reimbursements or fee waivers, of 0.17% from Payden Low Duration Fund and 0.00% from Payden Global Low Duration Fund. For the fiscal period ended April 30, 2026, Payden earned a fee, as a percentage of a Fund’s average net assets, net of expense reimbursements or fee waivers, of 0.14% from Payden Low Duration Fund and 0% from Payden Global Low Duration Fund. A discussion regarding the basis for the approval by the Trust’s Board of Trustees of the Investment Advisory Agreement for each Fund is available in the Funds’ Annual Financial Statements and Other Information on Form N-CSR of the Trust for the fiscal year ended October 31, 2025, under the heading “Approval of Investment Advisory Agreement.” The Annual Financial Statements and Other Information is available, free of charge, on the Funds’ internet site at payden.com.

Other Service Providers

Treasury Plus, Incorporated (“Treasury Plus”), located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of Payden which serves as administrator to each Fund. Under the Administration Agreement with the Trust, Treasury Plus has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of each of the Funds, transmit communications by each Fund to shareholders of record, make periodic reports to the Board regarding Fund operations, and oversee the work of the fund accountant and transfer agent.

Payden & Rygel Distributors (“P&R Distributors” or the “Distributor”), located at 333 South Grand Avenue, Los Angeles, California 90071, is the Funds’ distributor and principal underwriter of the Funds’ shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority. The Distributor is affiliated with the Adviser. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The offering of Fund shares is continuous.

Except in connection with the Rule 12b-1 distribution plan adopted by certain classes of the Funds, but not the Investor Class shares, no compensation is payable by the Funds to the Distributor for its distribution services.

Pursuant to its agreement with the Trust, BNY Mellon Investment Servicing, (US) Inc. (“BNY TA”), located at 118 Flanders Road, Westborough, Massachusetts 01581, provides transfer agency services to each of the Funds. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. BNY TA receives from the Trust fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.

Pursuant to its agreement with the Trust, The Bank of New York Mellon (the “Custodian”) serves as custodian for the assets of each of the Funds. The Custodian’s address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Trust, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund’s portfolio securities.

The Funds’ independent registered public accounting firm is Deloitte & Touche LLP, which is located at 555 West 5th Street, Los Angeles, CA 90013.

Paul Hastings LLP, 515 South Flower Street, 25th Floor, Los Angeles, California 90071, serves as legal counsel to the Funds.

All of the service providers will continue to provide services to the Acquiring Fund after the Reorganization.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s internet site for more information.

“Householding”

To reduce expenses, we may mail only one copy of this Proxy Statement, the Prospectus and each Annual and Semi-Annual Report to the address shared by two or more accounts, unless we have received contrary instructions from one or more of the accounts. If you wish to receive individual copies of these documents, please call 1-800-572-9336, or write to Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496, and we will promptly send you additional copies. We will also begin sending you individual copies of such documents in the future, beginning 30 days after receiving your request. If you are receiving multiple copies of these materials and would like to receive a single copy in the future, please contact us at the phone number or address set forth above.

Additional Information

For additional information regarding your investment in the Acquiring Fund (and other funds in the Trust), including: (1) the Acquiring Fund’s investments; (2) purchase, exchange and redemption information; (3) valuation of Acquiring Fund shares; (4) account and transaction policies; and (5) information regarding dividends, other distributions and taxes, please see Appendix C.

VOTING INFORMATION

Record Date, Voting Rights and Vote Required

Proxies are being solicited from the shareholders of the Target Fund by the Board for the Special Meeting to be held at 10 a.m. Pacific Time on October 15, 2026, at the offices of the Adviser, located at 333 South Grand Avenue, 40th Floor, Los Angeles, California 90071, or any adjournments or postponements thereof.

The Board has fixed the close of business on July 31, 2026 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments or postponements thereof. Shareholders of record as of the Record Date will be entitled to one vote for each whole share owned of the Target Fund, and each fractional share amount shall be entitled to a proportionate fractional vote.

The individuals named as proxies on the enclosed proxy cards will vote in accordance with your directions as indicated thereon if your proxy card is received and has been properly executed. Unless revoked, all valid proxies will be voted in accordance with the specification thereon. If your proxy card is properly executed and you give no voting instructions, your shares will be voted “FOR” approval of the Reorganization Plan. The total number of issued and outstanding shares of beneficial interest of the Target Fund as of the Record Date is set forth below.

Fund and Class	Outstanding Shares
Target Fund – Investor Class Shares	[ ]

Approval of the Reorganization Plan requires the affirmative vote of the holders of a “majority of the outstanding voting securities” as such term is defined in the Investment Company Act (an “Investment Company Act Majority”) of the Target Fund entitled to vote on the Reorganization Plan. For this purpose, a vote of the holders of a “majority of the outstanding voting securities” of the Target Fund means the lesser of: (a) the affirmative vote of 67% or more of the Target Fund’s shares present at the Special Meeting, if the holders of more than 50% of the Target Fund’s outstanding shares are present in person or represented by proxy; or (b) the affirmative vote of more than 50% of the Target Fund’s outstanding shares. Shareholders of record who own five percent or more of the Target Fund and the Acquiring Fund as of the Record Date are set forth on Appendix B to this Proxy Statement. The Trust will request broker-dealers, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of shares held of record by such persons.

How to Vote

You may cast your vote by mail, via the internet, and by telephone as set forth below:

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card(s), sign and date the card(s) and return it in the enclosed postage-prepaid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

Phone:	Automated Touchtone: the toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card(s). You must have the control number found on the reverse side of your proxy card(s).

Representative: To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card(s). You will be required to provide your control number found on the reverse side of your proxy card(s).

Proxies

Shareholders may use the proxy card provided if they are unable to attend the Special Meeting in person or wish to have their shares voted by a proxy even if they do attend the Meeting. Any shareholder of the Fund giving a proxy has the power to revoke it prior to its exercise by mail (addressed to the Secretary at the principal executive office of the Trust shown at the beginning of this proxy statement), or in person at the Special Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. A superseding proxy may also be executed by voting via telephone or online. The superseding proxy need not be voted using the same method (mail, telephone, or online) as the original proxy vote. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw a previously submitted proxy and vote in person. If you need any assistance or have any questions regarding the Proposal or how to vote your shares, please call Broadridge Financial Solutions, Inc. our proxy solicitation firm, toll free at (844) 438-4878 during the hours of 9:00 a.m. and 10:00 p.m. ET Monday through Friday, and 10:00 a.m. and 6:00 p.m. ET on Saturday and Sunday. The representatives can assist with any questions you may have regarding this event.

All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy. If no specification is made, all properly executed proxies will be voted FOR the Reorganization. Proxies will be voted in the discretion of the persons named as proxies on such procedural matters that may properly come before the Meeting. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger.

Quorum and Adjournments

There must be a quorum of shares represented at the Special Meeting, in person or by proxy, to take action on any matter relating to the Funds. Under the Trust’s Master Trust Agreement, thirty percent (30%) of the shares entitled to vote shall be a quorum for the transaction of business, but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

In the event that a quorum is not present at the Special Meeting, or if there are insufficient votes to approve the Reorganization by the time of the Special Meeting, the proxies or their substitutes may propose that such Special Meeting be adjourned one or more times to permit further solicitation.

For purposes of determining the presence of a quorum for the Special Meeting, the inspectors will count as present the total number of shares voted “for” or “against” approval of the Reorganization, as well as all shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or the person entitled to vote, and (ii) the broker or nominee does not have discretionary voting power on the matter). Abstentions and broker non-votes will not be counted as votes cast for purposes of determining whether sufficient votes have been received to approve the Reorganization. Accordingly, to the extent that the vote of a “majority of the outstanding voting securities” of a Fund, as discussed in the following section, is obtained by the affirmative vote of 67% or more of the shares present or represented by proxy because the holders of more than 50% of the outstanding shares are represented, abstentions and broker non-votes will have the effect of shares voted “against” the Reorganization. As there are no proposals on which brokers may vote in their discretion on behalf of their clients, the Target Fund does not expect to receive any broker non-votes.

Solicitation of Proxies

The solicitation of proxies will occur principally by mail, but proxies may also be solicited by telephone, e-mail or other electronic means, facsimile or personal interview. If instructions are recorded by telephone, the person soliciting the proxies will use procedures designed to authenticate shareholders’ identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder’s instructions have been properly recorded.

The Adviser has engaged Broadridge Financial Solutions, Inc. to assist in the solicitation of proxies, including preparing, printing and mailing the enclosed proxy card and this proxy statement. Employees of the solicitor and/or its affiliates may solicit proxies by telephone, e-mail or other electronic means, letter, facsimile or personal interview. The costs of the solicitation, which are estimated to be approximately $[ ], will be borne by the Adviser. In addition, the Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of their shares held of record by such persons. The Funds may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.

Officers and employees of the Trust and Adviser and/or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, e-mail or other electronic means, letter, facsimile or personal interview.

Other Business and Next Meeting of Shareholders

Under the proxy rules of the SEC, shareholder proposals may, under certain conditions, be included in the Trust’s proxy statement and proxy for a particular meeting. The Trust is not required to, and does not, hold annual shareholder meetings, except to the extent that such meetings may be required under the 1940 Act or state law. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. The Trust has not received any shareholder proposal to be considered for presentation at the Special Meeting. Shareholders who wish to submit proposals for inclusion in the proxy statement for a future shareholder meeting with respect to the Trust should send their written proposals to the Trust’s Secretary at its principal executive offices within a reasonable time before such meeting. The timely submission of a proposal does not guarantee its inclusion in the Trust’s proxy statement, because inclusion in the proxy statement is subject to compliance with certain federal regulations. In addition, the Trust is required to convene a special shareholders’ meeting upon written request for such a meeting by shareholders owning at least ten percent of its outstanding shares.

FINANCIAL HIGHLIGHTS

For the financial highlights tables of the Funds see “Financial Highlights” in Appendix D. The information in the financial highlights has been derived from, and should be read in conjunction with, the financial statements of the Funds and the notes thereto included in the Funds’ Annual Shareholder Report for the fiscal year ended October 31, 2025, and the Funds’ Semi-Annual Shareholder Report for the fiscal period ended April 30, 2026.

*  *  *  *

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”), dated as of [__], 2026, is entered into by and between the Trust (as defined in paragraph 1), on behalf of the Target Fund (as defined in paragraph 1), a series of the Trust, and the Trust, on behalf of the Acquiring Fund (as defined in paragraph 1), a series of the Trust.

The reorganization contemplated by this Agreement consists of (i) the transfer of all assets of the Target Fund in exchange for the Acquisition Shares (as defined in paragraph 1), (ii) the Acquiring Fund’s assumption of all liabilities of the Target Fund, and (iii) the distribution of the Acquisition Shares to the Target Fund shareholders, in liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement.

Each of the Target Fund and the Trust acting for itself and on behalf of the Target Fund, and each of the Acquiring Fund and the Trust acting for itself and on behalf of the Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

This Agreement is adopted as a plan of reorganization, and the reorganization between the Target Fund and the Acquiring Fund contemplated hereunder is intended to qualify as a “reorganization” under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), or any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquiring Fund” means the series of the Trust listed in the column entitled “Acquiring Fund” on Exhibit A.

“Acquiring Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of the Acquiring Fund, as amended or supplemented from time to time.

“Acquisition Shares” means the Investor Class shares of the Acquiring Fund to be issued to the Target Fund.

“Closing” means the time at which the transactions contemplated by paragraph 4.1 is consummated.

“Closing Date” means the date on which the Closing occurs.

“Investments” means the Target Fund’s investments that would be shown on its schedule of investments if such a schedule were prepared as of the close of business on the Valuation Date.

“Liquidation Date” means the date on which the Target Fund liquidates and distributes the Acquisition Shares to its shareholders of record pursuant to paragraph 2.1.

“Obligations” means all liabilities and obligations of the Target Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Target Fund” means the series of the Trust listed in the column entitled “Target Fund” on Exhibit A.

“Target Fund Prospectus” means, collectively, the prospectus(es) or statement(s) of additional information of the Target Fund, as amended or supplemented from time to time.

“Trust” means the entity listed in the column entitled “Trust” on Exhibit A.

“Valuation Date” means the day on which valuation occurs, which will be the same date as the Closing Date.

2.TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND FOR ISSUANCE OF THE ACQUISITION SHARES AND LIQUIDATION OF THE TARGET FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Target Fund will transfer and deliver to the Acquiring Fund all its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Target Fund in exchange for its net assets a number of the Acquisition Shares (including fractional shares, if any) determined by dividing the value of such net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Acquisition Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Target Fund on the Closing Date shown as an asset on the books of the Target Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Target Fund’s current and former trustees and officers, acting in their capacities as such shall survive the reorganization, and shall continue in full force and effect, without any amendment thereto. The Acquiring Fund further agrees that such rights and limitations may be asserted against the Acquiring Fund, its successors or assigns.

2.3.

As provided in paragraph 4.4, on the Liquidation Date, the Target Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date, the Acquisition Shares received by the Target Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund shareholders and representing the respective pro rata number of the Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquisition Shares in connection with such exchange.

2.4.

With respect to the Acquisition Shares distributable pursuant to paragraph 2.3 to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquisition Share certificates therefor, to exchange such Acquisition Shares for shares of other investment companies, to effect an account transfer of such Acquisition Shares or to pledge or redeem such Acquisition Shares until such shareholder has surrendered all his, her or its outstanding certificate(s) for Target Fund shares or, in the event of lost certificate(s), posted adequate bond.

3.	VALUATION.

3.1.

The value of the Target Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, which value shall reflect the declaration of any dividends, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the then current Acquiring Fund Prospectus for determining net asset value and shall be certified by the Target Fund.

3.2.

For the purpose of paragraph 3.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, which value shall reflect the declaration of any dividends, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the then current Acquiring Fund Prospectus for determining net asset value.

3.3.

The Acquiring Fund’s shares delivered to the Target Fund shareholders will be delivered at the applicable net asset value for each share class without the imposition of a sales load, commission, transaction fee or similar fees.

4.	CLOSING AND CLOSING DATE.

4.1.

The Closing Date shall be on such date as the Acquiring Fund and the Target Fund may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

As of the Closing Date, the Target Fund’s assets, including all the Target Fund’s cash, shall be delivered by the Target Fund to the custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for Acquiring Fund.”

4.3.

In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Target Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading in such market or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Trust or the authorized officers of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Target Fund or the Acquiring Fund upon the giving of written notice to the other party.

4.4.

As of the Closing, the Target Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Target Fund shareholders, the number and class of outstanding shares of the Target Fund owned by each Target Fund shareholder and the number, if any, of such shares represented by an outstanding share certificate, all as of the close of business on the Valuation Date. As of the Closing Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that the Acquisition Shares issuable pursuant to paragraph 2.1 have been credited to the Target Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Target Fund shareholders as provided in paragraph 2.3.

4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2.

5.	REPRESENTATIONS AND WARRANTIES.

5.1.

The Target Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Target Fund is a series of the Trust that is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)

The Trust is a duly registered investment company classified as a management company of the open-end type, its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Target Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

The Target Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which the Target Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Target Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund;

(e)

To the knowledge of the Target Fund, except as disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Target Fund, any of its properties or assets, or any person whom the Target Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Target Fund, as of the last day of and for its most recently completed fiscal year, audited by the Target Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the Securities and Exchange Commission or furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Target Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund’s most recently completed fiscal year. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(g)

Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities and net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Target Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of its operations, and it meets and will continue to meet such requirements at all times through the Closing Date;

(i)

As of the Closing Date, all federal, state and other tax returns and reports of the Target Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal, state and other taxes (if any) shown to be due on such returns and reports or on any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Target Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Target Fund’s knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(j)

All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Target Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Target Fund are outstanding, and none will be outstanding on the Closing Date;

(k)

The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(l)

The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Target Fund, and this Agreement constitutes the valid and binding obligation of the Target Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Acquisition Shares to be issued and delivered to the Target Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(o)

On the Closing Date, the Target Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Target Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Target Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Target Fund or the Acquiring Fund, except as previously disclosed by the Target Fund to the Acquiring Fund; and

(r)

The Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Closing Date, except that the Trust shall complete all measures in respect of the Target Fund prior to the Closing Date to ensure that the reorganization contemplated hereby qualifies as a “reorganization” within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the reorganization contemplated hereby. Notwithstanding anything to the contrary herein, the Trust shall take all appropriate actions necessary in order for the Acquiring Fund and the Target Fund to receive the opinion provided for in paragraph 9.5 hereof.

5.2.

The Acquiring Fund represents and warrants the following to the Target Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Fund is a series of the Trust that is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)

The Trust is a duly registered investment company classified as a management company of the open-end type, its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement under the 1933 Act with respect to the Acquisition Shares will, as of the Closing Date, be in full force and effect, no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Target Fund, threatened by the Securities and Exchange Commission, such registration statement will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)

To the knowledge of the Acquiring Fund, except as disclosed in writing to the Target Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquiring Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquiring Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the Securities and Exchange Commission or furnished to the Target Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquiring Fund’s most recently completed fiscal year. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquiring Fund has been disclosed or is required to be disclosed in the Acquiring Fund’s reports on Form N-CSR and, to the knowledge of the Acquiring Fund, no such disclosure will be required as of the Closing Date;

(h)

Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Target Fund. For the purposes of this subparagraph (h), any distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities and net redemptions shall be deemed to be in the ordinary course of business;

(i)

The Acquiring Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of operations, and it meets and will continue to meet such requirements at all times through the Closing Date;

(j)

As of the Closing Date, all federal, state and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal, state and other taxes (if any) shown to be due on such returns and reports or on any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund’s knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(k)

All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the most recent Acquiring Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding, and none will be outstanding on the Closing Date;

(l)

The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(m)

The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)

The Acquisition Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus), and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(o)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws; and

(p)

The Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Closing Date, except that the Trust shall complete all measures in respect of the Acquiring Fund prior to the Closing Date to ensure that the reorganization contemplated hereby qualifies as a “reorganization” within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the reorganization contemplated hereby. Notwithstanding anything to the contrary herein, the Trust shall take all appropriate actions necessary in order for the Acquiring Fund and the Target Fund to receive the opinion provided for in paragraph 9.5 hereof.

6.	COVENANTS OF THE TARGET FUND AND THE ACQUIRING FUND.

Each of the Target Fund and the Acquiring Fund hereby covenants and agrees with the other as follows:

6.1.

The Acquiring Fund and the Target Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

6.2.

The Trust will call a special meeting of the Target Fund’s shareholders to consider and take all appropriate action necessary to obtain approval of the transactions contemplated herein. If insufficient votes are received from the Target Fund’s shareholders, the meeting may be adjourned as permitted under the Trust’s Master Trust Agreement and By-Laws and applicable law in order to permit further solicitation of the proxies.

6.3.

The Trust will prepare and file with the Securities and Exchange Commission the Trust’s registration statement on Form N-14 with respect to the Acquisition Shares, containing a prospectus/proxy statement with respect to the special meeting of the Target Fund’s shareholders to consider and approve the transactions contemplated herein. That Form N-14 registration statement shall be in material compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Form N-14 registration statement and related materials.

6.4.

The Acquiring Fund will advise the Target Fund promptly if at any time prior to the Closing Date the assets of the Target Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.5.

Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.6.

The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities or “Blue Sky” laws as it may deem appropriate in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND.

The obligation of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by its President or a Vice President and its Treasurer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Target Fund shall have received a certificate from an officer of the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Target Fund, to the following effect:

(a)

The Trust is duly organized and validly existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Trust;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Target Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)

The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have duly assumed such liabilities;

(d)

The Acquisition Shares to be issued for transfer to the Target Fund shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; and

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Target Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

8.2.	The Acquiring Fund shall have received a certificate from an officer of the Target Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

The Trust is duly organized and validly existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Trust;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Target Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)

The Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund; and

(d)	The execution and delivery of this Agreement did not, and the performance by the Target Fund of its obligations hereunder will not, violate the Target Fund’s organizational documents.

8.3.

On or prior to the Closing Date, the Target Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing (i) all of the excess (if any) of (a) the Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over (b) the Target Fund’s deductions disallowed under Sections 265 or

171(a)(2) of the Code, (ii) all of the Target Fund’s investment company taxable income as defined in Section 852 of the Code (if any) (in the case of both (i) and (ii) computed without regard to any deduction for dividends paid), and (iii) all of the Target Fund’s net capital gain (if any) (after reduction for any capital loss carryover); the amounts in (i), (ii) and (iii) shall in each case include amounts for both (x) the Target Fund’s taxable year that will end on the Closing Date, and (y) any prior taxable year of the Target Fund, to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

8.4.

The Target Fund shall have furnished to the Acquiring Fund a certificate as to the adjusted tax basis in the hands of the Target Fund of the assets delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Target Fund necessary for purposes of preparing any tax returns (including, without limitation, any informational returns) required by law to be filed or otherwise provided by the Acquiring Fund after the Closing Date.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND AND THE ACQUIRING FUND.

The respective obligations of the Target Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state “Blue Sky” and securities authorities) deemed necessary by the Target Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund.

9.3.

The Form N-14 registration statement under the 1933 Act with respect to the Acquisition Shares shall be in full force and effect, no stop order suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.4.	The shareholders of the Target Fund shall have approved the transactions contemplated by this Agreement at a special meeting called for that purpose.

9.5.

The Target Fund and the Acquiring Fund shall have received a favorable opinion of Paul Hastings LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes, the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

Paul Hastings LLP will express no view with respect to the effect of a reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of the Target Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.6.

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees, or the officers in consultation with counsel, of the Target Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target Fund or the Acquiring Fund.

10.	TAX MATTERS.

10.1.

The Trust hereby represents and warrants on behalf of the Target Fund and the Acquiring Fund that it shall use its best efforts to cause the reorganization contemplated hereby to qualify, and will not (whether before or after consummation of such reorganization) take any actions that could prevent such reorganization from qualifying, as a “reorganization” under the provisions of Section 368 of the Code.

10.2.

Except where otherwise required by law, the parties hereto shall not take a position on any tax returns inconsistent with the treatment of the reorganization contemplated hereby for tax purposes as a “reorganization,” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the U.S. Treasury regulations in accordance therewith.

11.	BROKERAGE FEES AND OTHER EXPENSES.

11.1.

Each of the Target Fund and the Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

11.2.

Payden & Rygel, as the investment adviser to the Target Fund and the Acquiring Fund, hereby agrees to pay one hundred percent (100%) of the Reorganization Expenses (as defined below), and the Target Fund and the Acquiring Fund will not bear any portion of the Reorganization Expenses. “Reorganization Expenses” include following expenses incurred in connection with the transactions contemplated hereby: (i) all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares; (ii) all fees and expenses related to preparing, printing and mailing the prospectus/proxy statement on Form N-14 and other communications to Target Fund shareholders; (iii) proxy solicitation, inspection and tabulation costs and other expenses associated with conducting the special shareholder meeting; and (iv) all of the other expenses of the transactions contemplated by this Agreement, including without limitation, accounting, legal and custodial expenses. In the event the Closing does not occur, Payden & Rygel shall nonetheless bear all such expenses. For the avoidance of doubt, the Target Fund and the Acquiring Fund shall each bear their respective brokerage or other transaction costs, if any, associated with the sale or purchase of portfolio securities in connection with the reorganization contemplated hereby.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

12.1.

Each of the Target Fund and the Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 6.5, 10, 11, 12, 15 and 16.

13.	TERMINATION.

13.1.

This Agreement may be terminated by the mutual agreement of the Target Fund and the Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 13.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Target Fund and the Acquiring Fund.

13.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

14.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Target Fund or the Acquiring Fund, as applicable, shall be effective without such approval having been obtained.

15.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Target Fund or the Acquiring Fund at: 333 South Grand Avenue, 39th Floor, Los Angeles, CA 90071, Attention: Reza Pishva, Secretary of the Trust.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

16.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

16.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5.

Notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to any Acquiring Fund or Target Fund, this Agreement is binding only upon the assets and properties of such Acquiring Fund or Target Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

The Payden & Rygel Investment Group

On behalf of the Target Fund thereof identified on Exhibit A

By:
Name: Reza Pishva
Title: Secretary

The Payden & Rygel Investment Group

On behalf of the Acquiring Fund thereof identified on Exhibit A

By:
Name: Reza Pishva
Title: Secretary

Payden & Rygel

Only for purposes of Section 11.2

By:
Name: Reza Pishva
Title: Secretary

Signature Page for Agreement and Plan of Reorganization

EXHIBIT A

Trust	Target Fund	Acquiring Fund
The Payden & Rygel Investment Group	Payden Global Low Duration Fund	Payden Low Duration Fund

Share Class Involved
Target Fund Share Class	Acquiring Fund Share Class
Investor Class	Investor Class

The Target Fund has one class of shares, the Investor Class.

The Acquiring Fund has three classes of shares: the Investor Class, the Adviser Class, and the SI Class, but only Investor Class shares will be issued to the Target Fund in connection with the transactions contemplated herein.

APPENDIX B

OWNERSHIP OF SHARES

To each Fund’s knowledge, as of July 31, 2026, the below were all of the beneficial and record owners of 5% or more of a share class of the Funds. The table also sets forth the estimated percentage of the shares of the Acquiring Fund that would have been owned by such parties assuming the proposed Reorganization had occurred on July 31, 2026. The owner listed is a record owner who holds these shares of record for the accounts of certain of its clients, unless otherwise indicated. The Trust has no other information regarding the beneficial ownership of such shares. A shareholder who owns beneficially more than 25% of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act and, in the case of the Target Fund, may be able to determine the outcome of a shareholder meeting. Such control may affect other shareholders. For instance, a control person may have effective voting control over a Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of a Fund’s expenses.

Target Fund
Name and Address of Principal Holder	Fund Percentage (listed if over 25%)	Record or Beneficial Ownership	Fund Percentage Owned After the Reorganization	Share Class	Share Class Percentage	Share Class Percentage Owned After the Reorganization

Acquiring Fund
Name and Address of Principal Holder	Fund Percentage (listed if over 25%)	Record or Beneficial Ownership	Fund Percentage Owned After the Reorganization	Share Class	Share Class Percentage	Share Class Percentage Owned After the Reorganization

As of July 31, 2026, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting securities of the Investor Class shares of the Target Fund and the Acquiring Fund.

B-1

APPENDIX C

Additional Information About the Acquiring Fund

References to “the Fund,” “a Fund,” “each Fund” or “the Funds” in this section refer to the Acquiring Fund. This section provides further discussion on the Acquiring Fund’s principal investment strategies and investment techniques, as well as discussing other securities and investment techniques that may be applicable to some or all of the Funds.

MORE ABOUT INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

This section provides further discussion on some of those securities and investment techniques, as well as discussing other securities and investment techniques that may be applicable to some or all of the Funds.

In addition, this section discusses the policies on the disclosure of the Fund’s portfolio holdings.

Neither this Proxy Statement/Prospectus nor the SAI are intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Inflation-Indexed Securities

A Fund may invest in inflation-indexed securities. Unlike a conventional bond, on which the issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal and interest payments that are adjusted over time to reflect inflation — a rise in the general price level. Inflation-indexed securities are designed to provide a “real rate of return” — a return after adjusting for the impact of inflation, which erodes the purchasing power of an investor’s portfolio. This adjustment is a key feature, although during a period of deflation principal and interest payments on inflation-indexed securities will be adjusted downward, and an investing Fund will be subject to deflation risk with respect to these investments. The price of inflation-indexed securities is affected by fluctuations in “real” interest rates (the component of interest rates not tied to investor expectations of future inflation). A rise in real interest rates will generally cause the price of an inflation-indexed security to fall, while a decline in real interest rates will generally increase the price of an inflation-indexed security.

Mortgage-Backed Securities

A Fund may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. A Fund may also invest in foreign mortgage-related securities. On the credit side, the market’s perception of the creditworthiness of the Federal agency or private entity issuing the obligation, or of the credit quality of the underlying assets, for example the sub-prime segment of the mortgage-backed securities market, may have a negative impact on the value of the obligation. Further, certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An investment in the lower classes of a commercial mortgage-backed security with several classes will have greater risks than an investment in the higher classes, including greater interest rate, credit and prepayment risks. With respect to prepayment risk, payments made on the underlying mortgages and passed through to an investing Fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate. During periods of rising interest rates, prepayments may occur more slowly than anticipated, extending the effective duration of these assets at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. Although generally rated investment grade, the securities could become illiquid or experience losses if the mortgages default or if guarantors or insurers default.

Asset-Backed Securities

A Fund may invest in U.S. asset-backed securities, which represent undivided fractional interests in trusts with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. A Fund may also invest in foreign asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. With respect to prepayment risk, payments by these securities are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate. During periods of rising interest rates, prepayments may occur more slowly than anticipated, extending the effective duration of these assets at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. Although generally rated investment grade, the securities could become illiquid or experience losses if the loans default or if guarantors or insurers default.

U.S. Government and Agency Securities

Most of the Funds purchase debt obligations issued by the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government. These securities include U.S. Treasury bills, notes and bonds. In addition, many of the Funds purchase debt obligations, commonly called U.S. Government agency securities, which are issued by agencies chartered by the U.S. Government. These issuers are generally classified as government-sponsored enterprises and are often referred to as “GSEs.” Securities issued by GSEs receive various levels of support from the U.S. Government, which may affect a Fund’s ability to recover should such securities default. The Funds primarily invest in securities issued by one or more of the following GSEs:

•

The Government National Mortgage Association (GNMA) issues mortgage-backed securities that are collateralized by home loans. Principal and interest payments of GNMA securities are backed by the full faith and credit of the U.S. Government; however, this support does not apply to losses resulting from declines in the market value of GNMA securities.

•

Each of the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) issue debt obligations in order to purchase home mortgages. Both agencies package a portion of these mortgages into mortgage-backed securities that are sold to investors such as the Funds. These securities are not backed by the full faith and credit of the U.S. Government. However, both FNMA and FHLMC benefit from a contractual agreement with the U.S. Treasury (the Senior Preferred Stock Purchase Agreement), as discussed below.

On September 6, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC. The Senior Preferred Stock Purchase Agreements provide FNMA and FHLMC with the necessary cash resources to meet their obligations.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Although the U.S. Government has provided financial support to FNMA and FHLMC in the past (including as part of the Senior Preferred Stock Purchase Agreements), no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

The FHFA’s continuing conservatorship of FNMA and FHLMC and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally and markets generally. In addition, there may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming FNMA and FHLMC or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Funds’ assets.

•

The Federal Home Loan Bank System (FHLB) is comprised of eleven regional banks that provide liquidity and credit to thrift institutions, credit unions and commercial banks. FHLB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. Government.

•

The Federal Farm Credit Bank System (FFCB) is comprised of cooperatively owned lending institutions that provide credit to farmers and farm-affiliated businesses. FFCB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. Government, nor can FFCB borrow from the U.S. Treasury.

Senior Loans

A Fund may invest in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly-available information, some Senior Loans are not as easily purchased or sold as publicly-traded securities. Opportunities to invest in loans or certain types of loans, such as Senior Loans, may be limited. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting a Fund’s investments, and Payden relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, each Fund is particularly dependent on the analytical abilities of Payden.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the Senior Loans and other corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in Senior Loans and other corporate loans, a Fund may become a member of the syndicate. The Senior Loans and other corporate loans in which a Fund invests are subject to the risk of loss of principal and income.

Although Senior Loans in which a Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including a Fund. Such court action could under certain circumstances include invalidation of Senior Loans. Transactions in Senior Loans and other loans in which a Fund may invest may settle on a delayed basis (which in some cases may be several weeks or longer). As a result, the proceeds from the sale of a loan may not be immediately available to make additional investments or to meet a Fund’s redemption obligations. Senior Loans and other loans may not be considered “securities” for certain purposes, and purchasers (such as the Fund) therefore may not be entitled to rely on the anti-fraud protections and other safeguards provided by U.S. federal securities laws.

Loan Participations and Assignments

A Fund may invest in fixed-rate and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk and risks of being a lender. If an investing Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Exchange-Traded Funds

A Fund may invest in exchange-traded funds (“ETFs”) and other broad market derivative instruments, subject to limitations in amount set forth in regulations under the Investment Company Act of 1940, as amended. These limitations are described under “Investments in Exchange-Traded Funds” in the section on “Investment Strategies/Techniques and Related Risks” in the Statement of Additional Information, a copy of which is available, free of charge, on the Funds’ internet site at payden.com.

ETFs are shares of a portfolio designed to track closely the performance of any one or an array of market indexes. Examples include the S&P 500 Index and the MSCI Europe Index. ETFs trade on the Chicago Board Options Exchange, Nasdaq and the New York Stock Exchange in the same way shares of publicly held companies trade on such exchanges. They may be traded any time during normal trading hours, using all of the portfolio management approaches associated with stocks, e.g., market orders, limit orders, or stop orders. They are also subject to the risks of trading halts due to market conditions or other reasons. In addition, investment in an ETF by a Fund will involve duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the ETF.

Below Investment Grade Debt Obligations

A Funds may invest in below investment grade debt obligations (commonly called “high yield bonds”). Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality. Further information regarding investment ratings is in “Descriptions of Ratings” below.

High yield bonds are generally more speculative, more volatile and less liquid than investment grade debt securities. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. In particular, lower quality debt securities may decline significantly in periods of general economic difficulty or rising interest rates. High Yield bonds may also be less liquid than investment grade debt securities, which means a Fund may have difficulty selling such securities and may have to apply a greater degree of judgment in establishing a price for purposes of valuing an investing Fund’s shares. High yield bonds generally are issued by less creditworthy issuers, who may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from its holder before it matures. If the issuer redeems high yield bonds, an investing Fund may have to invest the proceeds in bonds with lower yields.

Foreign Investments

A Fund may invest in securities of foreign issuers (“foreign securities”). Investing in foreign securities involves certain risks and considerations not typically associated with investing in U.S. securities, including less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, corporate governance, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability sanctions, and restrictions in the flow of international capital. Some foreign securities are less liquid and have more volatile prices than U.S. securities. In addition, settling transactions in foreign securities may take longer than U.S. securities. Obtaining and enforcing judgments against foreign entities may be more difficult than obtaining and enforcing judgments against domestic entities.

Changes in foreign exchange rates may adversely affect the value of a Fund’s securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

The European financial markets have continued to experience volatility because of concerns about war in the region, disruptions in the oil and gas markets, economic downturns and about high and rising government debt levels of several countries in the European Union and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Funds’ investments. Responses to the financial problems by European Union governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further details or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Foreign Currency Transactions

A Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of these Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund’s total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Fund’s custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

Emerging Markets

A Fund may invest in securities of issuers organized or headquartered in emerging market countries. Foreign investment risks, including those described above, are generally greater for securities of such companies. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain. Rising interest rates could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations and the market for emerging market debt could suffer from reduced liquidity.

Delayed Delivery Transactions

Each Fund may engage in delayed delivery transactions. These transactions involve a Fund’s commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, a Fund will not invest more than 50% of its total assets in when-issued and delayed delivery transactions.

Derivative Instruments

A may use derivative instruments for risk management purposes or otherwise as part of its investment strategies. Generally, derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, interest rate, total return and credit default swaps). Each such Fund may invest some or all of its assets in derivative instruments. Such Funds typically use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk. Such Funds may also use derivatives for leverage, in which case their use would involve leverage risk. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by such a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Derivative Instruments” in the section on “Investment Strategies/Techniques and Related Risks” in the Statement of Additional Information, a copy of which is available, free of charge, on the Funds’ internet site at payden.com.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. In addition, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. If a Fund sells credit default swaps, it will maintain sufficient liquidity to cover the entire notional amount of such swaps.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Temporary Defensive Measures

During times when Payden believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds, or may use futures to hedge the entire portfolio. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.

Portfolio Turnover

A Fund’s annual turnover rate indicates changes in its portfolio investments. Payden will sell a security when appropriate and consistent with a Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate. Buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. No Fund can accurately predict its future annual portfolio turnover rate. It can vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Each Fund’s annual portfolio turnover rates are noted in the Financial Highlights for that Fund in Appendix D.

Disclosure of Fund Portfolio Holdings

Each Fund makes available listings of its portfolio holdings pursuant to policies and procedures set forth under the heading “Disclosure of Fund Portfolio Holdings” in the Statement of Additional Information for the Funds, a copy of which is available, free of charge, on the Funds’ internet site at payden.com.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for more information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PRICING OF FUND SHARES: NET ASSET VALUE

The net asset value per share of the Funds is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding and rounding to the nearest penny.

Debt Securities. Domestic and foreign debt securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from pricing services. If a Fund’s investment adviser determines that a pricing service does not provide accurate pricing for a fixed income security, the adviser may provide pricing information for that security. Such pricing information takes into account appropriate factors such as quotes obtained by brokers and dealers, institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity Securities. Publicly traded equity securities in the United States for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last quote or last bid price. Generally, foreign equity securities will be valued each day using the closing price on the exchange or market where they are principally traded adjusted by a daily factor to adjust for local post-closing market movements. The adjustment factor is provided by a pricing service provider and is based on historically calculated variances and covariances between movements in the U.S. markets and price changes in the local markets applied to foreign equity securities’ closing prices. Securities traded only on the over-the-counter market are valued at the latest sale price.

Investment Company Securities. In valuing a Fund’s investment in another company that is (1) an investment company, or (2) would be an investment company but for the exceptions provided in the Investment Company Act (an “Acquired Fund”), the Fund uses the net asset value per share of the Acquired Fund.

Derivatives. Options, futures, swaps and other similar investments are valued at the official closing price in the case of exchange traded derivatives. Non-exchange traded and/or over-the-counter derivatives and other over-the-counter transactions are priced using the pricing service if available. If the Fund’s investment adviser determines that a pricing service does not provide accurate pricing for a non-exchange traded and/or over-the-counter derivative, then the Fund’s investment adviser may provide pricing information for that derivative.

Fair Value Pricing. Debt securities, equity securities, or derivatives for which market quotations are not readily available will be priced at their fair value as determined in good faith using procedures established pursuant to the Valuation Policy adopted by the Board of Trustees of the Trust that are applicable to each of the Funds. In considering the fair value of a security or derivative, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security (such as price to earnings ratios for equity securities or yield to maturity ratio for debt securities); the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur that will affect the value of a Fund’s holdings (“significant events”), and (2) those significant events occur after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market. Examples include: inter-day market halts when no further trading in the securities occurs that day; other developments related to a particular issuer; or significant market fluctuations, natural disasters, armed conflicts or significant governmental actions.

With respect to events affecting individual issuers, the Valuation Policy provides that the analysts and portfolio managers for the Funds monitor the news for significant events on issuers whose securities exceed a certain weight in the Fund in question. If an issuer-specific event occurs that the analysts and portfolio managers believe will affect the Fund’s net asset value by more than a prescribed threshold, designated members of the Liquidity and Valuation Committee of the Board of Trustees of the Trust determine based on the facts available (1) if the issuer’s securities will be subject to fair value pricing, and (2) if so, the fair value price of the securities based on one or more of the factors described above.

With respect to events affecting securities markets as a whole, the Valuation Policy provides that the analysts and portfolio managers for the Funds monitor the news for significant events related to U.S. securities markets that may generally affect foreign securities markets. If the broad-based U.S. benchmark moves by more than the designated amount between its close on the previous day and the day in question, then the Fund’s investment adviser will determine based on the facts available (1) whether one or more securities in a particular Fund portfolio will be subject to fair value pricing, and (2) if so, the fair value price of such securities.

Fair value pricing involves greater reliance on judgment than valuation of securities based on readily available market quotations. If a Fund uses fair value pricing to price securities it may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

HOW TO PURCHASE SHARES

You may purchase shares of each Fund based on the net asset value per share without a sales charge. You may open an account by completing a New Account Application and mailing it to the Funds’ address provided below. You cannot purchase shares until the Fund has received a completed application in which all required information has been provided. The Fund’s transfer agent (the “Transfer Agent”) is required by law to obtain certain personal information from you (or a person authorized to act on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund and the Transfer Agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Fund does not accept cash, money orders, third party checks, traveler’s checks, credit card checks, checks drawn on banks outside the United States, or other checks deemed to be high risk.

To open a tax-sheltered retirement plan, such as an individual retirement account (“IRA”), you must complete special application forms. Please be sure to ask for an IRA information kit.

By Check

1.	Complete the New Account Application

2.	Make the check payable to the “Payden Funds” and mail the check, along with the application, to:

Payden Funds

P.O. Box 534496,

Pittsburgh, PA 15253-4496

By Federal Funds Wire

1.	Complete the New Account Application and mail it to:

Payden Funds

P.O. Box 534496,

Pittsburgh, PA 15253-4496

2.	Wire funds to the Transfer Agent as follows when the application has been processed:

The BNY Mellon, N.A.

ABA: 011001234

DDA: 686875

FBO: Payden Funds

Reference: Shareholder Name, Account Number and Fund Name or Fund #

3.	Please call 1-800-572-9336, to advise of any purchases by wire.

Your purchase will be based on the net asset value per share next determined after the Fund receives and accepts your order. Purchase orders are only accepted on days on which the Fund is open for business.

All Funds are “open for business” on each day the New York Stock Exchange is open for trading. The net asset value of shares of a Fund with portfolio securities primarily listed on foreign exchanges may change on days when you cannot purchase or redeem such shares if the foreign exchange trades on weekends or other days when the Fund is not open for business.

Additional Investments. You may make additional investments at any time (1) by mailing a check with a Letter of Instruction or Additional Investment Form (2) by calling 1-800-572-9336 (if elected on New Account Application) and wiring Federal funds to the Transfer Agent as described above, or instructing purchase via Automated Clearing House System (“ACH”), (3) via the Funds’ internet site at payden.com.

Purchases Through Brokers. The Funds have authorized one or more brokers to accept purchase orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee receives and accepts the order. A shareholder’s purchase order will be priced based on the Fund’s net asset value per share next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares, and additional conditions may apply.

Shareholder Servicing Plan. The Trust has adopted a Shareholder Servicing Plan with respect to each Fund (other than the Payden Cash Reserves Money Market Fund), which provides for a fee payable to broker-dealers and other financial intermediaries for shareholder services provided to Fund shareholders who invest in that particular Fund through the intermediary. The fee is payable at an annual rate not to exceed 0.25% of the Fund’s average daily net assets invested through the intermediary. Because these fees are paid out of the particular Fund’s assets, over time these fees will increase the cost of your investment in that Fund.

Tax-sheltered Retirement Plans. Each of the Funds accepts purchases of shares by tax-sheltered retirement plans, such as traditional IRAs, rollover IRAs, Roth IRAs, Keogh or corporate profit-sharing plans, Simplified Employee Pension plans and 401(k) plans and Coverdell Education Savings Plans. Please visit payden.com to download a IRA kit which includes a special application for tax-sheltered accounts or call 1-800-572-9336. The Funds do not provide fiduciary administration or custody for such plans. The Funds charge an Annual IRA Maintenance Fee of $12.50 per account. A maintenance fee of $12.50 will be charged on all Fund accounts where a full account liquidation is made, unless you have already paid the Annual IRA Maintenance Fee for the year.

Exchange Privilege. Shares of any Fund may be exchanged for shares of any other Fund of the Trust, provided that the minimum initial investment amount for the specific share class of the Fund has been met. Otherwise, the minimum amount for any exchange is $250. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for Federal income tax purposes.

In general, a Fund must receive written exchange instructions signed by a person authorized to act on an account. If you complete the telephone privilege authorization portion of the applicable New Account Application or applicable Account Privileges Change Form, you may make exchanges by calling 1-800-572-9336. You may also make exchanges via the Funds’ internet site, at payden.com, using the Account Access function (user registration required). Finally, you may participate in the Automatic Exchange Program, described below under “Automated Investment Programs,” to automatically redeem a fixed amount from any Fund for investment in another Fund on a regular basis. Each Fund may modify or discontinue this exchange privilege at any time on 60 days’ notice. Each Fund also reserves the right to limit the number of exchanges you may make in any year to avoid excessive Fund expense.

Telephone Privilege. You may exchange or redeem shares by calling 1-800-572-9336, if you have elected this option on the applicable New Account Application, or if you complete the applicable Account Privileges Change Form. If you call on a business day before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the exchange or redemption will be based on the net asset value per share determined that day; if you call on a business day after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be based on the net asset value per share determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Funds by telephone. If so, you should follow the other exchange and redemption procedures discussed in this Prospectus.

By electing the telephone privilege, you may be giving up some security. However, the Funds employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Each Fund reserves the right to refuse a telephone exchange or redemption request if the Fund or its agents believes that the person making the request is not properly authorized. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

Automatic Investment Plan. You may elect to make investments in any Fund using the ACH, which transfers money directly from your account at your financial institution to the Fund for investment. You must first meet the minimum initial investment amount, which may be made by check, ACH, or wire; thereafter, additional investments through the ACH must be at least $250.

You may elect to make investments on a set schedule. Your financial institution will deduct a set amount that you authorize, which will normally be credited to the Fund on your choice of the day(s) of the month (or next business day if a day you chose falls on a holiday or weekend day). Your financial institution will typically debit your account the prior business day.

Please note the following guidelines:

•	You must establish an account with the Fund before the Automatic Investment Plan goes into effect.

•	Your financial institution must be a member of the ACH.

•

To set up the Automatic Investment Plan, you may 1) complete and return an Account Privileges Change Form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction, or 2) online through Account Access at payden.com.

•	The Automatic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

•

You can terminate your participation in the Automatic Investment Plan by writing to Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496, by phone at 1-800-572-9336, or online through Account Access at payden.com.

Automatic Exchange Plan. With respect to any Fund offered in this Prospectus, you may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. You can elect this option by calling Payden Funds at 1-800-572-9336.

Other Purchase Information. Each of the Funds issues full and fractional shares, but does not issue certificates. Some Funds may not be available in all jurisdictions. Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the New Account Application proves to be incorrect in any material manner.

Medallion Signature Guarantee – Account Changes and Redemptions. A Medallion Signature Guarantee assures a Fund that a signature is genuine. It is intended to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. Medallion Signature Guarantees are required by each of the Funds in the following cases:

Account Changes:

•	To add bank information to an existing account via the Account Privileges Change Form – Banking Instructions.

•	To change your existing bank account of via the Account Privileges Change Form – Banking Instructions.

•	To change registered account holders.

Account Redemptions:

•	To request a redemption in excess of $100,000, which must be in writing.

•	To request a wire transfer of redemption proceeds to a bank account other than the bank account of record.

•	To request redemption proceeds to be mailed to a person other than the record owner of the shares.

•	On the IRA Transfer Form, if you are transferring your Payden Funds IRA to another fund family.

•	Certain transactions on accounts involving executors, administrators, trustees or guardians.

Each of the Funds reserves the right to require a Medallion Signature Guarantee under other circumstances.

How to Obtain a Medallion Signature Guarantee. Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of Financial Industry Regulatory Authority or members of the New York Stock Exchange. The Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper.

HOW TO REDEEM SHARES

Each Fund will redeem your shares based on the net asset value per share next determined following receipt of your request with all of the required information. You can redeem shares by contacting the Fund in writing, by calling 1-800-572-9336, or via the Funds’ internet site at payden.com.

Redemption requests by telephone or via the internet may not exceed $100,000 per day. The Funds generally do not charge for redemptions. Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Fund at the time of redemption.

Send your redemption requests (1) in writing to Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496, or if you have selected either of these options on your New Account Application; (2) by calling 1-800-572-9336; or (3) via the Funds’ internet site at payden.com. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. The redemption proceeds will ordinarily be wired to your financial institution or mailed to your address of record one business day after we process your request. Payment by mail may take up to seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this Prospectus.

One or more brokers have been authorized to accept redemption orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received and accepted a redemption order when an authorized broker or broker-authorized designee has received and accepted the order. A shareholder’s redemption order will be priced based on the Fund’s net asset value per share next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

Each Fund reserves the right to pay any redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. A redemption is generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in kind. While it is unlikely that shares would ever be redeemed in kind, if that does occur, the redeeming shareholder would incur transaction costs upon the disposition of the securities that the shareholder received in the distribution. In addition, under certain circumstances set forth in the Statement of Additional Information, each Fund reserves the right to fully redeem shares in any account, the value of which falls below $5,000 due to shareholder redemptions.

A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the Federal securities laws.

COST BASIS REPORTING

Federal tax law requires that regulated investment companies, such as the Fund, report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the regulated investment companies are sold. Covered shares are any shares acquired (including pursuant to a dividend reinvestment plan) on or after January 1, 2012.

The Fund has chosen “first-in, first-out” (“FIFO”) as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method.

Subject to certain limitations, you may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares. For all methods, except Specific Lot Identification, the Fund redeems noncovered shares first until they are depleted and then applies your elected method to your covered shares. Please refer to the appropriate Treasury regulations or consult your tax advisor with regard to your personal circumstances.

MARKET TIMING ACTIVITIES

Frequent purchases and redemptions of shares of any Fund by one or more Fund shareholders present various risks for other shareholders of the Fund, including dilution in the value of Fund shares held by long-term shareholders, disruption of the long-term focus of the Fund’s investment program and increased operating expenses, particularly brokerage and other administrative costs. In addition, there are risks specific to particular Funds. For those Funds that invest in overseas markets, there may be risks associated with time-zone arbitrage. For the Payden Equity Income Fund or certain fixed income Funds, such as the Payden High Income Fund or Payden Emerging Markets Bond Fund, with greater volatility, there may be risks associated with short-term trading designed to capitalize on significant changes in the Fund’s net asset value over short periods of time.

As a result, the Board of Trustees of the Trust has adopted policies and procedures designed to discourage frequent trading of shares of any of the Funds by Fund shareholders. For each Fund, the Fund’s administrator (the “Administrator”) identifies frequent trading by examining the number of “round trips,” i.e., purchases and redemptions, which occur within a specific time period. The number of round trips and the length of the time period to be scanned to identify such frequent trading may differ by Fund based on Fund experience and expectations based on Fund investment guidelines. If a pattern of frequent trading is thus identified in your account, the Administrator then determines if the value of the trades is of a size sufficient to affect the level of the Fund’s operating expenses or impact the Fund’s liquidity. If that is the case, you will then be sent a notice that future trading in your account may be restricted if the pattern of frequent trading persists. If the frequent trading pattern persists in your account without explanation or justification, the Fund will refuse any further purchase or exchange requests by you and will so notify you. It should be noted, however, that in certain circumstances it may not be practicable for the Fund to identify such market timing activities, such as redemptions of shares held in certain omnibus accounts or retirement plans since the Fund does not have the information on the individual transactions within the omnibus account or retirement plan.

None of the Funds has any arrangement with any Fund shareholder to accommodate frequent purchases and redemptions of the Fund’s shares. Finally, because it is not possible to identify and list all market timing abuses that may arise, you should know that each Fund reserves the right to reject a purchase or exchange request for any reason.

DIVIDENDS AND DISTRIBUTIONS

The Target Fund declares and distributes dividends to shareholders monthly, whereas the Acquiring Fund declares dividends daily and distributes them to shareholders monthly. Each Fund distributes any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value per share on the ex-dividend date, unless you elect to receive them in cash by so indicating on the applicable New Account Application, or in writing to the Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496, or by calling 1-800-572-9336.

TAX INFORMATION

Dividends paid by the Funds and distributions paid by the Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund’s shares is a taxable event and may result in a capital gain or loss. Limitations on the deductibility of capital losses may apply.

Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, the price you pay may reflect the value of the upcoming distribution and such distribution will be taxable to you even though it may represent a partial return of capital in an economic sense.

Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

GENERAL INFORMATION

Household Delivery of Prospectus and Annual and Semi-Annual Reports. To reduce expenses, we may mail only one copy of the Prospectus and of each Annual and Semi-Annual Report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-572-9336, or write to Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496. We will begin sending you individual copies 30 days after receiving your request.

Shareholder Inquiries. For information, call 1-800-572-9336, visit the Funds’ internet site at payden.com, or write to Payden Funds, P.O. Box 534496, Pittsburgh, PA 15253-4496.

DESCRIPTIONS OF RATINGS

The Funds only use ratings from agencies designated as Nationally Recognized Statistical Rating Organizations by the Office of Credit Ratings (“OCR”). The OCR assists the U.S. Securities and Exchange Commission in executing its responsibility for protecting investors, promoting capital formation, and maintaining fair, orderly, and efficient markets through the oversight of credit rating agencies registered with the Commission as “nationally recognized statistical rating organizations” or “NRSROs.” In support of this mission, OCR monitors the activities and conducts examinations of registered NRSROs to assess and promote compliance with statutory and Commission requirements.

The following summarizes a sample of descriptions by three NRSROs for some of the general ratings referred to in the Prospectus and Statement of Additional Information. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – Bonds

Moody’s Ratings (“Moody’s”)

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P Global Ratings (“S&P”)

A S&P debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

AAA: Bonds rated AAA have the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings, Inc. (“Fitch”)

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds are considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Credit Ratings – Municipal Securities and Commercial Paper

Moody’s Ratings

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth in the Prospectus under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues: Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable U.S. Government obligations or non-callable obligations unconditionally guaranteed by the U.S. Government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Global Ratings

A S&P debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA — Prime Grade: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade: The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade: Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds: There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds: Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements: S&P letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Commercial Paper

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings, Inc.

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment. Those issues regarded as having the strongest degree of assurance of repayment are denoted with a plus (+) sign designation.

APPENDIX D

FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the financial performance of each of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The Funds’ financial information for the six months ended April 30, 2026, has not been audited. The Funds’ financial statements for this period are included in the Target Fund’s and Acquiring Fund’s Semi-Annual Report which you may obtain upon request. The information in the financial highlights with respect to the Funds for the fiscal years ended October 31, 2021, 2022, 2023, 2024, and 2025 has been derived from the Funds’ financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Annual Financial Statements and Other Information on Form N-CSR of The Payden & Rygel Investment Group for the year ended October 31, 2025 and is incorporated by reference in the Funds’ Statement of Additional Information, which is available upon request.

PAYDEN LOW DURATION FUND

(For the Share Outstanding for the Periods Ended October 31)

	2026 For the Six-Month Period Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value – beginning of period	$9.87		$9.78	$9.53	$9.47	$10.12	$10.22

Income (loss) from investment activities:
Net investment income	0.21		0.42	0.40	0.31	0.13	0.18
Net realized and unrealized gains (losses)	(0.08)		0.10	0.26	0.08	(0.60)	0.00 [1]

Total from investment activities	0.13		0.52	0.66	0.39	(0.47)	0.18

Distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.41)	(0.32)	(0.14)	(0.19)
From net realized gains	—		—	—	—	(0.03)	(0.09)
Return of capital	—		—	—	(0.01)	(0.01)	—

Total distributions to shareholders	(0.21)		(0.43)	(0.41)	(0.33)	(0.18)	(0.28)

Net asset value – end of period	$9.79		$9.87	$9.78	$9.53	$9.47	$10.12

Total return	1.37	%(1)	5.39%	7.05%	4.16%	(4.65)%	0.84%

Ratios/supplemental data:
Net assets, end of period (000s)	$441,222		$455,502	$524,087	$572,864	$901,416	$1,604,077
Ratio of gross expense to average net assets	0.57	%(2)	0.54%	0.57%	0.53%	0.53%	0.51%
Ratio of net expense to average net assets	0.43	%(2)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	4.23	%(2)	4.22%	4.07%	3.20%	1.27%	0.75%
Ratio of net investment income to average net assets	4.36	%(2)	4.32%	4.20%	3.30%	1.37%	0.83%
Portfolio turnover rate	54	%(1)	74%	63%	102%	98%	138%

The Fund commenced operations on December 31, 1993.

(1)	Not annualized.
(2)	Annualized.

D-1

PAYDEN GLOBAL LOW DURATION FUND

(For the Share Outstanding for the Periods Ended October 31

	2026 For the Six-Month Period Ended April 30, 2026 (Unaudited)		2025	2024	2023		2022	2021
Net asset value – beginning of period	$9.75		$9.69	$9.44	$9.42		$10.10	$10.10

Income (loss) from investment activities:
Net investment income	0.22		0.46	0.43	0.43		0.18	0.13
Net realized and unrealized gains (losses)	(0.09)		0.06	0.25	(0.06	) (1)	(0.64)	(0.01)

Total from investment activities	0.13		0.52	0.68	0.37		(0.46)	0.12

Distributions to shareholders:
From net investment income	(0.22)		(0.46)	(0.43)	(0.35)		(0.17)	(0.12)
From net realized gains	—		—	—	—		(0.05)	—
Return of capital	—		—	—	(0.00	)(2)	—	—

Total distributions to shareholders	(0.22)		(0.46)	(0.43)	(0.35)		(0.22)	(0.12)

Net asset value – end of period	$9.66		$9.75	$9.69	$9.44		$9.42	$10.10

Total return	1.37	%(3)	5.45%	7.37%	3.99%		(4.55)%	1.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$36,689		$38,922	$44,931	$45,150		$74,440	$86,225
Ratio of gross expense to average net assets	0.96	%(4)	0.92%	0.85%	0.79%		0.82%	0.76%
Ratio of net expense to average net assets	0.53	%(4)	0.53%	0.53%	0.53%		0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.17	%(4)	4.27%	4.21%	3.29%		1.44%	0.91%
Ratio of net investment income to average net assets	4.60	%(4)	4.65%	4.54%	3.55%		1.74%	1.13%
Portfolio turnover rate	37	%(3)	67%	84%	94%		128%	169%

(1)

The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

D-2

STATEMENT OF ADDITIONAL INFORMATION

[  ], 2026

For the Reorganization of

Payden Global Low Duration Fund into Payden Low Duration Fund,

each a series of The Payden & Rygel Investment Group

333 South Grand Avenue

40th Floor

Los Angeles, California 90071

(213) 625-1900

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Payden Global Low Duration Fund	Payden Low Duration Fund
Investor Class — PYGSX	Investor Class — PYSBX

This Statement of Additional Information (“SAI”) relates specifically to the reorganization (“Reorganization”) of the Payden Global Low Duration Fund (“Target Fund”) into the Payden Low Duration Fund (“Acquiring Fund”), each a series of The Payden & Rygel Investment Group (“Trust”). The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds.” Pursuant to the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for Investor Class shares of beneficial interest in the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. The shares of the Acquiring Fund received by the Target Fund will be distributed pro rata to the Target Fund’s shareholders of record as of the date of the Reorganization and the Target Fund will be terminated.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated [ ], 2026 relating to the Reorganization (File No. 333-[ ]) (the “Proxy Statement”) may be obtained, without charge, by calling toll-free [1-800-572-9336] or by writing to Payden Funds at P.O. Box 534496, Pittsburgh, PA 15253-4496. These documents are also available at payden.com. This SAI should be read in conjunction with the Proxy Statement. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as given to them in the Proxy Statement.

1.	The Combined Statement of Additional Information (“SAI”) for the Trust, dated February 28, 2026, with respect to the Funds, as supplemented (File Nos. 033-46973 and 811-06625).

a.	Supplement to SAI with respect to the Target Fund, dated July 14, 2026.

2.	The Annual Shareholder Report, audited financial statements and other information filed on Form N-CSR for the Target Fund and Acquiring Fund, for the fiscal year ended October 31, 2025.

3.	The Semi-Annual Shareholder Report, unaudited financial statements and other information filed on Form N-CSR for the Target Fund and Acquiring Fund, for the fiscal period ended April 30, 2026.

4.	Supplemental Financial Information.

Information Incorporated by Reference

Each of the following documents is incorporated by reference herein and legally forms a part of the SAI:

1.	The Combined Statement of Additional Information (“SAI”) for the Trust, dated February 28, 2026, with respect to the Funds, as supplemented (File Nos. 033-46973 and 811-06625).

a.	Supplement to SAI with respect to the Target Fund, dated July 14, 2026.

2.	The Annual Shareholder Report, audited financial statements and other information filed on Form N-CSR for the Target Fund and Acquiring Fund, for the fiscal year ended October 31, 2025.

3.	The Semi-Annual Shareholder Report, unaudited financial statements and other information filed on Form N-CSR for the Target Fund and Acquiring Fund, for the fiscal period ended April 30, 2026.

The documents incorporated by reference above include information about other funds in the Trust that is not relevant to the Reorganization. Please disregard that information.

2

Supplemental Financial Information

A table showing the current fees and expenses of the Target Fund, the current fees and expenses of the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the “Comparative Fee and Expense Tables” section of the proposal in the Proxy Statement. The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to investment restrictions. As a result, a schedule of investments of the Target Fund modified to show the effects of such changes are not required and are not included. There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

3

PART C. OTHER INFORMATION

Item 15. Indemnification

Section 6.4 of Article VI of Registrant’s Master Trust Agreement, filed herewith as Exhibit (1)(a), provides for the indemnification of Registrant’s trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“Disabling Conduct”).

Section 7 of Registrant’s Investment Management Agreement, filed herewith as Exhibit (6)(a), provides for the indemnification of Registrant’s Adviser, Payden & Rygel, against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant’s Distribution Agreement, filed herewith as Exhibit (7)(a), provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	(a)	Master Trust Agreement of Registrant — filed herewith

	(b)	Certificate of Amendment of Master Trust Agreement — filed herewith

	(c)	Amendment No. 2 to the Master Trust Agreement — filed herewith

	(d)	Amendment No. 3 to the Master Trust Agreement — filed herewith

	(e)	Amendment No. 4 to the Master Trust Agreement — filed herewith

	(f)	Amendment No. 5 to the Master Trust Agreement — filed herewith

	(g)	Amendment No. 6 to the Master Trust Agreement — filed herewith

	(h)	Amendment No. 7 to the Master Trust Agreement — filed herewith

	(i)	Amendment No. 8 to the Master Trust Agreement — filed herewith

	(j)	Amendment No. 9 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 7, 1996

	(k)	Amendment No. 10 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on May 30, 1996 (“PEA No. 24”)

	(l)	Form of Amendment No. 11 to the Master Trust Agreement, is incorporated by reference to PEA No. 24

	(m)	Form of Amendment No. 12 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on July 5, 1996 (“PEA No. 25”)

	(n)	Form of Amendment No. 13 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on September 23, 1996

	(o)	Form of Amendment No. 14 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on September 24, 1997 (“PEA No. 31”)

	(p)	Form of Amendment No. 15 to the Master Trust Agreement, is incorporated by reference to PEA No. 31

	(q)	Amendment No. 16 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on December 29, 1997 (“PEA No. 34”)

	(r)	Form of Amendment No. 17 to the Master Trust Agreement, is incorporated by reference to PEA No. 34

(s)	Amendment No. 18 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on April 15, 1999 (“PEA No. 37”)

(t)	Amendment No. 19 to the Master Trust Agreement, is incorporated by reference to PEA No. 37

(u)	Amendment No. 20 to the Master Trust Agreement, is incorporated by reference to PEA No. 37

(v)	Form of Amendment No. 21 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on July 30, 1999

(w)	Form of Amendment No. 22 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 15, 2000 (“PEA No. 41”)

(x)	Form of Amendment No. 23 to the Master Trust Agreement, is incorporated by reference to PEA No. 41

(y)	Form of Amendment No. 24 to the Master Trust Agreement, is incorporated by reference to PEA No. 41

(z)	Form of Amendment No. 25 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on March 1, 2001

(aa)	Form of Amendment No. 26 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 28, 2002 (“PEA No. 44”)

(bb)	Form of Amendment No. 27 to the Master Trust Agreement, is incorporated by reference to PEA No. 44

(cc)	Form of Amendment No. 28 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on January 31, 2003 (“PEA No. 45”)

(dd)	Form of Amendment No. 29 to the Master Trust Agreement, is incorporated by reference to PEA No. 45

(ee)	Form of Amendment No. 30 to the Master Trust Agreement, is incorporated by reference to PEA No. 45

(ff)	Form of Amendment No. 31 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 11, 2004 (“PEA No. 46”)

(gg)	Form of Amendment No. 32 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on June 8, 2007 (“PEA No. 54”)

(hh)	Form of Amendment No. 33 to the Master Trust Agreement, is incorporated by reference to PEA No. 54

(ii)	Form of Amendment No. 34 to the Master Trust Agreement, is incorporated by reference to PEA No. 54

(jj)	Form of Amendment No. 35 to the Master Trust Agreement, is incorporated by reference to PEA No. 54

(kk)	Form of Amendment No. 36 to the Master Trust Agreement, is incorporated by reference to PEA No. 54

(ll)	Form of Amendment No. 37 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on January 17, 2008

(mm)	Form of Amendment No. 38 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on April 25, 2008

(nn)	Form of Amendment No. 39 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on August 13, 2009 (“PEA No. 63”)

(oo)	Form of Amendment No. 40 to the Master Trust Agreement, is incorporated by reference to PEA No. 63

(pp)	Form of Amendment No. 41 to the Master Trust Agreement, is incorporated by reference to PEA No. 63

(qq)	Form of Amendment No. 42 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 12, 2010 (“PEA No. 66”)

(rr)	Form of Amendment No. 43 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on September 14, 2011

(ss)	Form of Amendment No. 44 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 29, 2011 (“PEA No. 74”)

(tt)	Form of Amendment No. 45 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 28, 2012

(uu)	Form of Amendment No. 46 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on July 24, 2013 (“PEA No. 83”)

(vv)	Form of Amendment No. 47 to the Master Trust Agreement, is incorporated by reference to PEA No. 83

(ww)	Form of Amendment No. 48 to the Master Trust Agreement, is incorporated by reference to PEA No. 83

(xx)	Form of Amendment No. 49 to the Master Trust Agreement, is incorporated by reference to PEA No. 83

(yy)	Form of Amendment No. 50 to the Master Trust Agreement, is incorporated by reference to PEA No. 83

(zz)	Form of Amendment No. 51 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 8, 2013 (“PEA No. 84”)

(aaa)	Form of Amendment No. 52 to the Master Trust Agreement, is incorporated by reference to PEA No. 84

(bbb)	Form of Amendment No. 53 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 12, 2014

(ccc)	Form of Amendment No. 54 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 6, 2014 (“PEA No. 93”)

(ddd)	Form of Amendment No. 55 to the Master Trust Agreement, is incorporated by reference to PEA No. 93

(eee)	Form of Amendment No. 56 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 27, 2015

(fff)	Form of Amendment No. 57 to the Master Trust Agreement — filed herewith

(ggg)	Form of Amendment No. 58 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on December 7, 2017 (“PEA No. 104”)

(hhh)	Form of Amendment No. 59 to the Master Trust Agreement, is incorporated by reference to PEA No. 104

(iii)	Form of Amendment No. 60 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on June 25, 2021

(jjj)	Form of Amendment No. 61 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on February 28, 2022

(kkk)	Form of Amendment No. 62 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on August 24, 2022 (“PEA No. 123”)

(lll)	Form of Amendment No. 63 to the Master Trust Agreement, is incorporated by reference to PEA No. 123

	(mmm)	Form of Amendment No. 64 to the Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 28, 2023

(2)		Amended and Restated By-Laws — filed herewith

(3)		Voting trust agreements — not applicable

(4)		Form of Agreement and Plan of Reorganization, is incorporated by reference to Appendix A to Part A of the Registration Statement

(5)		Shareholders’ rights are contained in the Registrant’s Master Trust Agreement

(6)	(a)	Investment Management Agreement between Registrant and Payden & Rygel — filed herewith

	(b)	Amendment to Investment Management Agreement between Registrant and Payden & Rygel, adding Low Duration Fund (formerly Short Bond Fund) — filed herewith

	(c)	Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Global Low Duration Fund (formerly Global Short Bond Fund) to the Agreement, is incorporated by reference to PEA No. 25

(7)	(a)	Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc. — filed herewith

	(b)	Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc.— filed herewith

(8)		Bonus, profit sharing or pension plans — none

(9)		Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company, is incorporated by reference to PEA No. 44

(10)	(a)	Form of The Payden & Rygel Investment Group Rule 12b-1 Distribution Plan, amended November 16, 2011, is incorporated by reference to PEA No. 74

	(b)	Form of The Payden & Rygel Investment Group Multiple Class Plan, amended November 16, 2011, is incorporated by reference to PEA No. 74

(11)		Opinion and consent of counsel — filed herewith

(12)		Opinion of counsel on tax matters — to be filed by subsequent amendment

(13)	(a)	Form of Transfer Agency Agreement between Registrant and UMB Fund Services Inc., is incorporated by reference to PEA No. 46

	(b)	Management and Administration Agreement between Registrant and Treasury Plus, Incorporated — filed herewith

	(c)	Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated, dated as of August 26, 1999, is incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, File No. 033-46973, filed previously on November 19, 1999

	(d)	Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated, dated as of October 31, 2005, is incorporated by reference to PEA No. 66

	(e)	Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated, dated as of June 18, 2008, is incorporated by reference to PEA No. 66

	(f)	Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company, is incorporated by reference to PEA No. 44

(14)		Consent of Independent Registered Certified Public Accounting Firm — filed herewith

(15)		Financial statements omitted from proxy statement/prospectus — none

(16)		Powers of Attorney – filed herewith

(17)		Other Exhibits

	(a)	Form of Proxy Card — filed herewith

(18)		Filing fee tables — not applicable

Item	17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus in a post-effective amendment to this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 15th day of July, 2026.

THE PAYDEN & RYGEL INVESTMENT GROUP

By:	/s/ Mary Beth Syal
Mary Beth Syal
Chief Operating Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mary Beth Syal Mary Beth Syal	Principal Executive Officer Chief Operating Officer	July 15, 2026

/s/ Andrew J. Policano* Andrew J. Policano	Board Chair	July 15, 2026

/s/ W. D. Hilton, Jr.* W. D. Hilton, Jr.	Trustee	July 15, 2026

/s/ Jordan H. Lopez* Jordan H. Lopez	Trustee	July 15, 2026

/s/ Stephanie Bell - Rose* Stephanie Bell - Rose	Trustee	July 15, 2026

/s/ Nancy C. Benacci* Nancy C. Benacci	Trustee	July 15, 2026

/s/ Robert Gumm* Robert Gumm	Trustee	July 15, 2026

/s/ Brian W. Matthews Brian W. Matthews	Principal Financial and Chief Financial Officer	July 15, 2026

*By:	/s/ Mary Beth Syal
Mary Beth Syal
Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Description

EX-99.(1)(a)	Master Trust Agreement of Registrant

EX-99.(1)(b)	Certificate of Amendment of Master Trust Agreement

EX-99.(1)(c)	Amendment No. 2 to the Master Trust Agreement

EX-99.(1)(d)	Amendment No. 3 to the Master Trust Agreement

EX-99.(1)(e)	Amendment No. 4 to the Master Trust Agreement

EX-99.(1)(f)	Amendment No. 5 to the Master Trust Agreement

EX-99.(1)(g)	Amendment No. 6 to the Master Trust Agreement

EX-99.(1)(h)	Amendment No. 7 to the Master Trust Agreement

EX-99.(1)(i)	Amendment No. 8 to the Master Trust Agreement

EX-99.(1)(fff)	Form of Amendment No. 57 to the Master Trust Agreement

EX-99.(2)	Amended and Restated By-Laws

EX-99.(6)(a)	Investment Management Agreement between Registrant and Payden & Rygel

EX-99.(6)(b)	Amendment to Investment Management Agreement between Registrant and Payden & Rygel, adding Low Duration Fund (formerly Short Bond Fund)

EX-99.(7)(a)	Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc.

EX-99.(7)(b)	Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc.

EX-99.(11)	Opinion and consent of counsel

EX-99.(13)(b)	Management and Administration Agreement between Registrant and Treasury Plus, Incorporated

EX-99.(14)	Consent of Independent Registered Certified Public Accounting Firm

EX-99.(16)	Powers of Attorney

EX-99.(17)(a)	Form of Proxy Card